UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: October 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
October 31, 2018
MFS®  Global High Yield Fund

Portfolio of Investments
10/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 33.6%
Aerospace – 0.4%
TA Manufacturing Ltd., 3.625%, 4/15/2023	EUR	1,225,000	$ 1,409,986
Apparel Manufacturers – 0.2%
PVH Corp., 3.125%, 12/15/2027	EUR	720,000	$ 796,052
Asset-Backed & Securitized – 0.0%
Lehman Brothers Commercial Conduit Mortgage Trust, 0.955%, 2/18/2030 (i)		$27,436	$ 0
Automotive – 1.5%
Aston Martin Capital Holdings Ltd.S, 6.5%, 4/15/2022 (n)		$700,000	$ 687,750
IHO Verwaltungs GmbH, 3.75%, 9/15/2026	EUR	1,200,000	1,347,355
Jaguar Land Rover Automotive PLC, 4.5%, 10/01/2027 (n)		$1,935,000	1,535,906
LKQ European Holdings B.V., 3.625%, 4/01/2026 (n)	EUR	350,000	390,223
LKQ Italia Bondco S.p.A., 3.875%, 4/01/2024		1,055,000	1,240,844
			$ 5,202,078
Broadcasting – 0.7%
United Group B.V., 4.375%, 7/01/2022 (n)	EUR	1,127,000	$ 1,313,436
United Group B.V., 4.375%, 7/01/2022		285,000	332,146
WMG Acquisition Corp., 4.125%, 11/01/2024		550,000	647,627
			$ 2,293,209
Building – 0.7%
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		$1,264,000	$ 1,167,633
Grupo Cementos de Chihuahua S.A.B. de C.V., 5.25%, 6/23/2024 (n)		1,355,000	1,331,287
			$ 2,498,920
Business Services – 0.4%
Worldpay Finance PLC, 3.75%, 11/15/2022	EUR	1,019,000	$ 1,247,197
Cable TV – 2.3%
Altice Financing S.A., 7.5%, 5/15/2026 (n)		$945,000	$ 888,300
Unitymedia Hessen NRW GmbH, 6.25%, 1/15/2029	EUR	1,525,500	1,943,228
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		$200,000	205,500
Videotron Ltd., 5.375%, 6/15/2024 (n)		1,590,000	1,588,012
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		485,000	449,838
VTR Finance B.V., 6.875%, 1/15/2024 (n)		1,456,000	1,474,200
Ziggo Bond Co. B.V., 3.75%, 1/15/2025	EUR	900,000	1,018,009
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		$265,000	242,475
			$ 7,809,562
Chemicals – 2.0%
Axalta Coating Systems Dutch Holding B.V., 3.75%, 1/15/2025	EUR	1,435,000	$ 1,601,509
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		$1,664,000	1,695,200
OCI N.V., 5%, 4/15/2023	EUR	600,000	713,569
Sasol Financing USA LLC, 6.5%, 9/27/2028		$951,000	962,491
SPCM S.A., 2.875%, 6/15/2023	EUR	1,367,000	1,558,009
Starfruit U.S. Holding Co. LLC/Starfruit Finance B.V. , 6.5%, 10/01/2026 (n)		350,000	387,429
			$ 6,918,207
Conglomerates – 1.2%
Blitz F18-674 GmbH, 6%, 7/30/2026	EUR	1,100,000	$ 1,258,374
Colfax Corp., 3.25%, 5/15/2025		1,325,000	1,500,986
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,555,000	1,458,388
			$ 4,217,748
1

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Construction – 0.2%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2017 (a)(d)(n)		$150,000	$ 24,375
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2017 (a)(d)		291,000	47,287
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		915,000	127,780
Empresas ICA Sociedad Controladora S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		1,639,000	245,850
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		415,000	390,100
			$ 835,392
Consumer Products – 0.4%
Coty, Inc., 4.75%, 4/15/2026 (n)	EUR	870,000	$ 928,745
Energizer Gamma Acquisition B.V. , 4.625%, 7/15/2026		395,000	458,134
			$ 1,386,879
Containers – 0.4%
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		$1,359,000	$ 1,297,845
Emerging Market Quasi-Sovereign – 2.9%
CeCemig Geracao e Transmissao S.A., 9.25%, 12/05/2024 (n)		$1,450,000	$ 1,548,165
Eskom Holdings SOC Ltd., 6.35%, 8/10/2028 (n)		1,000,000	963,550
Export Credit Bank of Turkey , 5%, 9/23/2021		825,000	760,082
KazAgro National Management Holding, 4.625%, 5/24/2023		1,400,000	1,381,590
KazMunayGas National Co. JSC, 4.75%, 4/24/2025 (z)		1,190,000	1,187,365
Petrobras Global Finance B.V., 6.25%, 3/17/2024		500,000	505,750
Petrobras Global Finance B.V., 5.299%, 1/27/2025		813,000	775,399
Petrobras Global Finance B.V., 5.999%, 1/27/2028		1,413,000	1,340,937
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		1,272,000	1,364,447
			$ 9,827,285
Emerging Market Sovereign – 1.4%
Government of Ukraine, 8.994%, 2/01/2024 (z)		$400,000	$ 396,500
Government of Ukraine, 7.75%, 9/01/2024		1,258,000	1,179,375
Government of Ukraine, 7.375%, 9/25/2032 (n)		500,000	416,730
Republic of Argentina, 5.875%, 1/11/2028		1,833,000	1,411,410
Republic of South Africa, 4.875%, 4/14/2026		1,385,000	1,281,125
			$ 4,685,140
Energy - Independent – 0.0%
Afren PLC, 11.5%, 2/01/2016 (a)(d)(z)		$1,000,000	$ 2,500
Afren PLC, 6.625%, 12/09/2020 (a)(d)(z)		528,000	660
			$ 3,160
Energy - Integrated – 0.3%
Inkia Energy Ltd., 5.875%, 11/09/2027 (n)		$999,000	$ 943,815
Financial Institutions – 1.3%
Anacap Financial Europe S.A. SICAV-RAIF, FLR, 5% (EURIBOR - 3mo. + 5%), 8/01/2024	EUR	1,035,000	$ 1,026,108
Arrow Global Finance PLC, 5.125%, 9/15/2024	GBP	1,405,000	1,682,210
Cabot Financial (Luxembourg) S.A. , 7.5%, 10/01/2023		815,000	1,033,920
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		$740,000	732,785
			$ 4,475,023
Food & Beverages – 1.4%
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		$1,775,000	$ 1,749,280
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		570,000	542,925
Grupo Bimbo S.A.B. de C.V., 5.95% to 7/17/2023, FLR (CMT - 5yr. + 3.28%) to 4/17/2059 (n)		674,000	666,451
Marb Bondco PLC, 7%, 3/15/2024 (n)		997,000	955,575
Marb Bondco PLC, 6.875%, 1/19/2025 (n)		1,076,000	1,011,117
			$ 4,925,348
2

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.3%
Scientific Games International, Inc., 5.5%, 2/15/2026	EUR	1,095,000	$ 1,069,903
Industrial – 0.8%
KAEFER Isoliertechnik GmbH & Co, 5.5%, 1/10/2024 (n)	EUR	1,060,000	$ 1,225,426
Platin 1426. GmbH, 5.375%, 6/15/2023		1,210,000	1,327,678
			$ 2,553,104
International Market Quasi-Sovereign – 0.4%
Electricite de France S.A., 5.375% to 1/29/25, FLR (EUR Swap Rate-5yr. + 3.794%) to 1/29/45, (EUR Swap Rate - 5yr. + 4.544%) to 12/31/2049	EUR	1,100,000	$ 1,325,865
Major Banks – 1.4%
Barclays PLC, 8% to 12/15/2020, FLR (EUR Swap Rate - 5yr. + 6.75%) to 12/31/2049	EUR	1,645,000	$ 2,037,579
Royal Bank of Scotland Group PLC, 6%, 12/19/2023		$1,850,000	1,900,946
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049		710,000	701,125
			$ 4,639,650
Medical & Health Technology & Services – 0.2%
IQVIA Holdings, Inc., 3.25%, 3/15/2025	EUR	645,000	$ 738,163
Metals & Mining – 1.1%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$120,000	$ 120,900
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		200,000	184,750
Freeport-McMoRan, Inc., 6.875%, 2/15/2023		205,000	214,686
KME AG, 6.75%, 2/01/2023	EUR	1,090,000	1,151,871
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		$150,000	156,240
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)		500,000	503,425
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		1,315,000	1,262,400
			$ 3,594,272
Midstream – 0.3%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (z)		$1,052,000	$ 1,034,958
Network & Telecom – 0.5%
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)		$1,805,000	$ 1,701,213
Oil Services – 0.3%
Shelf Drill Holdings Ltd., 8.25%, 2/15/2025 (n)		$1,000,000	$ 1,002,500
Other Banks & Diversified Financials – 0.4%
Kazkommertsbank JSC, 5.5%, 12/21/2022		$1,400,000	$ 1,397,200
Pharmaceuticals – 1.0%
Catalent Pharma Solutions, Inc., 4.75%, 12/15/2024	EUR	1,095,000	$ 1,296,026
Grifols S.A., 3.2%, 5/01/2025		1,680,000	1,910,463
Rossini S.a r.l., 6.75%, 10/30/2025 (n)		310,000	356,985
			$ 3,563,474
Pollution Control – 0.7%
Aegea Finance, 5.75%, 10/10/2024 (n)		$1,304,000	$ 1,255,113
Paprec Holding S.A., 4%, 3/31/2025	EUR	890,000	1,006,194
			$ 2,261,307
Restaurants – 0.4%
Stonegate Pub Co. Financing PLC, 4.875%, 3/15/2022	GBP	1,085,000	$ 1,359,743
3

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – 1.0%
3AB Optique Developpement S.A.S, 4%, 10/01/2023	EUR	1,200,000	$ 1,290,412
Dufry Finance S.C.A., 4.5%, 8/01/2023		1,080,000	1,264,204
Maxeda DIY Holding B.V., 6.125%, 7/15/2022		949,000	1,010,908
			$ 3,565,524
Supermarkets – 0.9%
Casino Guichard Perrachon S.A., 4.498%, 3/07/2024	EUR	1,100,000	$ 1,186,299
Evrotorg LLC, 8.75%, 10/30/2022 (n)		$1,347,000	1,354,818
Tesco PLC, 6.15%, 11/15/2037 (n)		410,000	432,056
			$ 2,973,173
Telecommunications - Wireless – 1.0%
Altice France S.A., 8.125%, 2/01/2027 (n)		$405,000	$ 400,950
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		790,000	735,687
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		400,000	321,000
Digicel Group Ltd., 6.75%, 3/01/2023		341,000	273,653
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		1,886,000	1,713,431
			$ 3,444,721
Transportation - Services – 2.2%
Heathrow Finance PLC, 3.875%, 3/01/2027	GBP	1,340,000	$ 1,598,939
JSL Europe S.A., 7.75%, 7/26/2024 (n)		$1,497,000	1,385,474
Navios South American Logistics, Inc., 7.25%, 5/01/2022		335,000	311,550
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)		990,000	920,700
Rumo Luxembourg S.à r.l., 5.875%, 1/18/2025 (n)		663,000	630,685
Rumo Luxembourg S.à r.l., “A”, 7.375%, 2/09/2024 (n)		1,580,000	1,635,300
Topaz Marine S.A., 9.125%, 7/26/2022 (n)		518,000	534,141
Topaz Marine S.A., 9.125%, 7/26/2022		444,000	457,835
			$ 7,474,624
Utilities - Electric Power – 3.0%
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)		$1,250,000	$ 1,173,250
Drax Finco PLC, 6.625%, 11/01/2025 (n)		590,000	588,525
Genneia S.A., 8.75%, 1/20/2022 (n)		736,000	684,487
Genneia S.A., 8.75%, 1/20/2022		1,084,000	1,008,131
Greenko Dutch B.V., 5.25%, 7/24/2024 (n)		1,749,000	1,581,796
Light S.A., 7.25%, 5/03/2023 (n)		946,000	922,359
MSU Energy Group (Rio Energy S.A./UGEN S.A./Uensa S.A.), 6.875%, 2/01/2025 (n)		811,000	638,663
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		1,179,600	1,059,838
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		405,000	363,881
Stoneway Capital Corp., 10%, 3/01/2027 (n)		1,678,621	1,561,134
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		886,000	823,980
			$ 10,406,044
Total Bonds			$114,878,284
Common Stocks – 0.1%
Energy - Independent – 0.1%
Frontera Energy Corp.		26,510	$ 345,425
Investment Companies (h) – 64.9%
Bond Funds – 64.0%
MFS High Yield Pooled Portfolio (v)		24,642,583	$ 219,072,563
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – continued
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 2.21% (v)	3,260,071	$ 3,259,745
Total Investment Companies		$222,332,308

Other Assets, Less Liabilities – 1.4%		4,694,482
Net Assets – 100.0%		$342,250,499
(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $222,332,308 and $115,223,709, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $55,346,488, representing 16.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 11.5%, 2/01/2016	11/20/15	$986,320	$2,500
Afren PLC, 6.625%, 12/09/2020	11/20/15	515,241	660
AI Candelaria Spain SLU, 7.5%, 12/15/2028	10/18/18	1,052,000	1,034,958
Government of Ukraine, 8.994%, 2/01/2024	10/25/18	400,000	396,500
KazMunayGas National Co. JSC, 4.75%, 4/24/2025	4/17/18	1,190,000	1,187,365
Total Restricted Securities			$2,621,983
% of Net assets			0.8%
The following abbreviations are used in this report and are defined:
CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
JSC	Joint Stock Company
PLC	Public Limited Company
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 10/31/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	43,990,953	EUR	37,651,399	Goldman Sachs International	1/11/2019	$1,056,062
USD	361,814	EUR	310,000	Morgan Stanley Capital Services, Inc.	1/11/2019	8,313
USD	6,497,903	GBP	4,916,489	Deutsche Bank AG	1/11/2019	189,219
						$1,253,594
5

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
EUR	2,672,841	USD	3,087,682	Brown Brothers Harriman	1/11/2019	$ (39,770)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	49	$5,803,438	December – 2018	$77,533
At October 31, 2018, the fund had cash collateral of $51,450 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
6

Supplemental Information
10/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$345,425	$—	$—	$345,425
Non-U.S. Sovereign Debt	—	15,838,290	—	15,838,290
U.S. Corporate Bonds	—	12,796,309	—	12,796,309
Foreign Bonds	—	86,243,685	—	86,243,685
Mutual Funds	222,332,308	—	—	222,332,308
Total	$222,677,733	$114,878,284	$—	$337,556,017
Other Financial Instruments
Futures Contracts - Assets	$77,533	$—	$—	$77,533
Forward Foreign Currency Exchange Contracts - Assets	—	1,253,594	—	1,253,594
Forward Foreign Currency Exchange Contracts - Liabilities	—	(39,770)	—	(39,770)
7

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	26,769,063	1,788,682	(3,915,162)	24,642,583
MFS Institutional Money Market Portfolio	7,285,502	46,829,138	(50,854,569)	3,260,071
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(5,744,995)	$(5,102,239)	$—	$10,283,877	$219,072,563
MFS Institutional Money Market Portfolio	(142)	34	—	104,758	3,259,745
	$(5,745,137)	$(5,102,205)	$—	$10,388,635	$222,332,308

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of October 31, 2018, are as follows:
United States	59.0%
United Kingdom	5.3%
Brazil	3.8%
Canada	3.6%
Germany	3.0%
France	2.6%
Netherlands	2.5%
Luxembourg	2.3%
Argentina	1.6%
Other Countries	16.3%
These issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable. Percentages reflect exposure to the underlying fund holdings including cash & cash equivalents.
8

Quarterly Report
October 31, 2018
MFS®  High Income Fund

Portfolio of Investments
10/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.1%
Aerospace – 1.2%
Dae Funding LLC, 5%, 8/01/2024 (n)		$9,770,000	$ 9,525,750
TransDigm, Inc., 6.5%, 7/15/2024		4,015,000	4,058,523
TransDigm, Inc., 6.375%, 6/15/2026		4,610,000	4,517,800
			$ 18,102,073
Asset-Backed & Securitized – 0.0%
CW Capital Cobalt Commercial Mortgage Trust, CDO, “F”, FLR, 3.8% (LIBOR - 3mo. + 1.3%), 4/26/2050 (a)(p)(z)		$726,003	$ 73
CW Capital Cobalt Commercial Mortgage Trust, CDO, “G”, FLR, 4% (LIBOR - 3mo. + 1.5%), 4/26/2050 (a)(p)(z)		2,290,661	229
Lehman Brothers Commercial Conduit Mortgage Trust, 0.955%, 2/18/2030 (i)		186,927	2
			$ 304
Automotive – 1.4%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$12,478,000	$ 12,111,396
IHO Verwaltungs GmbH, 4.75%, (4.75% cash or 5.5% PIK) 9/15/2026 (n)(p)		7,240,000	6,516,000
Jaguar Land Rover Automotive PLC, 4.5%, 10/01/2027 (n)		3,245,000	2,575,719
			$ 21,203,115
Broadcasting – 3.1%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		$5,450,000	$ 5,749,750
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		2,480,000	2,591,600
Match Group, Inc., 6.375%, 6/01/2024		6,560,000	6,814,200
Meredith Corp., 6.875%, 2/01/2026 (n)		4,460,000	4,460,000
Netflix, Inc., 5.875%, 2/15/2025		5,390,000	5,478,126
Netflix, Inc., 4.875%, 4/15/2028 (n)		1,900,000	1,743,250
Netflix, Inc., 5.875%, 11/15/2028 (n)		7,590,000	7,457,175
Netflix, Inc., 4.625%, 5/15/2029 (z)	EUR	2,745,000	3,116,897
WMG Acquisition Corp., 5%, 8/01/2023 (n)		$1,780,000	1,757,750
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		6,050,000	5,898,750
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		1,490,000	1,452,750
			$ 46,520,248
Building – 4.0%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$7,605,000	$ 7,509,937
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		4,430,000	4,297,100
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		6,870,000	6,165,825
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		1,115,000	1,035,556
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		5,035,000	4,569,263
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		6,150,000	6,426,750
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		4,888,000	4,765,800
PGT Escrow Issuer, Inc., 6.75%, 8/01/2026 (n)		2,622,000	2,700,660
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		2,646,000	2,712,150
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		6,370,000	6,115,200
Standard Industries, Inc., 6%, 10/15/2025 (n)		6,245,000	6,143,519
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		6,865,000	6,641,887
			$ 59,083,647
Business Services – 4.4%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$2,155,000	$ 2,192,282
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		4,465,000	4,442,675
CDK Global, Inc., 4.875%, 6/01/2027		8,050,000	7,536,812
Equinix, Inc., 5.375%, 4/01/2023		3,135,000	3,182,025
Equinix, Inc., 5.75%, 1/01/2025		4,260,000	4,339,875
Equinix, Inc., 5.875%, 1/15/2026		3,720,000	3,785,100
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		6,195,000	6,024,638
First Data Corp., 5%, 1/15/2024 (n)		11,495,000	11,351,312
MSCI, Inc., 4.75%, 8/01/2026 (n)		6,075,000	5,862,375
1

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)		$5,830,000	$ 5,844,575
Vantiv LLC/Vantiv Issuer Corp, 4.375%, 11/15/2025 (n)		7,510,000	7,087,562
Verscend Escrow Corp., 9.75%, 8/15/2026 (z)		2,975,000	2,982,438
			$ 64,631,669
Cable TV – 8.3%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$2,690,000	$ 2,662,562
Altice Financing S.A., 7.5%, 5/15/2026 (n)		2,760,000	2,594,400
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (z)		4,745,000	4,621,915
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		10,830,000	10,938,300
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		2,185,000	2,138,569
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		12,525,000	12,399,750
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		5,765,000	5,664,113
Cequel Communications Holdings I LLC, 7.5%, 4/01/2028 (z)		3,205,000	3,321,886
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		12,105,000	11,620,800
DISH DBS Corp., 5%, 3/15/2023		1,995,000	1,745,625
DISH DBS Corp., 5.875%, 11/15/2024		2,670,000	2,269,500
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)		1,995,000	1,915,200
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		5,905,000	5,284,975
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		2,750,000	2,674,375
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		8,125,000	8,306,187
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		2,785,000	2,758,891
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		9,600,000	8,904,000
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		7,195,000	7,392,862
Videotron Ltd., 5.375%, 6/15/2024 (n)		1,535,000	1,533,081
Videotron Ltd., 5.125%, 4/15/2027 (n)		9,755,000	9,242,862
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		1,125,000	1,084,219
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		7,210,000	6,687,275
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		7,610,000	6,963,150
			$ 122,724,497
Chemicals – 2.6%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$8,090,000	$ 7,634,937
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		4,769,000	4,858,419
OCI N.V., 6.625%, 4/15/2023 (n)		8,005,000	8,205,125
PolyOne Corp., 5.25%, 3/15/2023		6,075,000	6,075,000
SPCM S.A., 4.875%, 9/15/2025 (n)		7,915,000	7,321,375
Starfruit U.S. Holding Co. LLC/Starfruit Finance B.V. , 6.5%, 10/01/2026 (n)	EUR	3,575,000	3,957,306
			$ 38,052,162
Computer Software – 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$5,440,000	$ 5,514,918
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		3,320,000	3,440,346
			$ 8,955,264
Computer Software - Systems – 1.7%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		$1,425,000	$ 1,439,250
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		2,190,000	2,135,250
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		7,320,000	7,219,350
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		4,465,000	4,576,625
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		9,280,000	9,280,000
			$ 24,650,475
Conglomerates – 3.6%
Amsted Industries Co., 5%, 3/15/2022 (n)		$9,520,000	$ 9,341,500
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		6,440,000	6,456,100
EnerSys, 5%, 4/30/2023 (n)		11,775,000	11,627,812
Entegris, Inc., 4.625%, 2/10/2026 (n)		9,800,000	9,104,788
Gates Global LLC, 6%, 7/15/2022 (n)		3,312,000	3,295,440
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	$6,475,000	$ 6,451,496
TriMas Corp., 4.875%, 10/15/2025 (n)	7,835,000	7,406,661
		$ 53,683,797
Construction – 1.0%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	$1,546,000	$ 215,899
Empresas ICA Sociedad Controladora S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	2,555,000	383,250
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	7,680,000	7,219,200
Toll Brothers Finance Corp., 4.875%, 11/15/2025	2,165,000	2,045,925
Toll Brothers Finance Corp., 4.35%, 2/15/2028	6,505,000	5,740,662
		$ 15,604,936
Consumer Products – 1.8%
Coty, Inc., 6.5%, 4/15/2026 (n)	$8,550,000	$ 7,972,875
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/2026 (n)	5,555,000	5,555,000
Prestige Brands, Inc., 6.375%, 3/01/2024 (n)	4,480,000	4,424,000
Spectrum Brands, Inc., 6.125%, 12/15/2024	710,000	706,450
Spectrum Brands, Inc., 5.75%, 7/15/2025	7,980,000	7,760,550
		$ 26,418,875
Consumer Services – 1.6%
Cimpress N.V., 7%, 6/15/2026 (z)	$4,230,000	$ 4,224,713
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	4,245,000	4,329,900
Matthews International Corp., 5.25%, 12/01/2025 (n)	5,390,000	5,053,125
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	4,495,000	4,438,812
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	6,705,000	6,453,562
		$ 24,500,112
Containers – 4.5%
ARD Finance S.A., 7.125%, 9/15/2023	$4,600,000	$ 4,459,125
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023 (p)(z)	2,050,000	1,875,821
Berry Global Group, Inc., 5.5%, 5/15/2022	5,470,000	5,470,000
Berry Global Group, Inc., 6%, 10/15/2022	4,140,000	4,227,975
Crown American LLC, 4.5%, 1/15/2023	5,430,000	5,321,400
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 2/01/2026 (n)	2,790,000	2,633,063
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	4,805,000	4,360,537
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	5,360,000	5,011,600
Multi-Color Corp., 6.125%, 12/01/2022 (n)	7,761,000	7,848,311
Reynolds Group, 5.75%, 10/15/2020	2,674,737	2,674,737
Reynolds Group, 5.125%, 7/15/2023 (n)	4,330,000	4,232,575
Sealed Air Corp., 4.875%, 12/01/2022 (n)	6,300,000	6,237,000
Sealed Air Corp., 5.125%, 12/01/2024 (n)	1,355,000	1,317,738
Sealed Air Corp., 5.5%, 9/15/2025 (n)	1,445,000	1,426,938
Silgan Holdings, Inc., 4.75%, 3/15/2025	5,270,000	4,999,912
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)	4,880,000	4,977,600
		$ 67,074,332
Electrical Equipment – 0.8%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$12,760,000	$ 11,390,469
Electronics – 1.2%
Qorvo, Inc., 5.5%, 7/15/2026 (n)	$6,070,000	$ 6,085,175
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	4,215,000	4,193,925
Sensata Technologies B.V., 5%, 10/01/2025 (n)	7,065,000	6,817,725
		$ 17,096,825
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – 6.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024	$9,445,000	$ 8,429,662
Callon Petroleum Co., 6.375%, 7/01/2026	6,650,000	6,600,125
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	8,420,000	8,009,525
Diamondback Energy, Inc., 5.375%, 5/31/2025	10,420,000	10,367,900
Gulfport Energy Corp., 6%, 10/15/2024	4,340,000	4,057,900
Gulfport Energy Corp., 6.375%, 5/15/2025	3,355,000	3,187,250
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)	5,810,000	5,490,450
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	6,445,000	6,364,438
Oasis Petroleum, Inc., 6.25%, 5/01/2026 (n)	5,195,000	5,104,088
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)	1,585,000	1,531,506
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	10,225,000	10,079,498
PDC Energy, Inc., 6.125%, 9/15/2024	1,189,000	1,135,495
QEP Resources, Inc., 5.25%, 5/01/2023	8,910,000	8,531,325
Sanchez Energy Corp., 6.125%, 1/15/2023	4,285,000	1,585,450
SM Energy Co., 6.75%, 9/15/2026	8,795,000	8,816,987
		$ 89,291,599
Entertainment – 2.0%
Cinemark USA, Inc., 5.125%, 12/15/2022	$4,830,000	$ 4,842,075
Cinemark USA, Inc., 4.875%, 6/01/2023	5,350,000	5,222,937
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	6,750,000	6,733,125
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	13,565,000	12,818,925
		$ 29,617,062
Financial Institutions – 1.5%
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	$4,100,000	$ 4,023,125
Navient Corp., 7.25%, 1/25/2022	1,775,000	1,846,000
Navient Corp., 7.25%, 9/25/2023	5,250,000	5,433,750
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	10,875,000	10,768,969
		$ 22,071,844
Food & Beverages – 3.3%
Aramark Services, Inc., 4.75%, 6/01/2026	$6,440,000	$ 6,134,100
Aramark Services, Inc., 5%, 2/01/2028 (n)	4,040,000	3,832,950
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	8,775,000	8,358,187
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	2,400,000	2,313,000
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	6,875,000	6,747,813
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	4,555,000	4,461,486
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	2,420,000	2,335,300
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	8,190,000	7,411,950
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	7,555,000	7,479,450
		$ 49,074,236
Gaming & Lodging – 4.0%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$5,265,000	$ 5,357,137
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	3,185,000	3,267,555
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	4,545,000	4,567,770
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	730,000	725,438
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	5,790,000	5,659,725
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	7,420,000	7,197,400
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023 (z)	4,425,000	4,436,063
MGM Resorts International, 6.625%, 12/15/2021	2,815,000	2,947,840
MGM Resorts International, 6%, 3/15/2023	2,980,000	3,024,700
MGM Resorts International, 5.75%, 6/15/2025	6,690,000	6,506,025
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	6,215,000	6,207,231
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	3,640,000	3,603,600
Wyndham Hotels Group, LLC, 5.375%, 4/15/2026 (n)	6,165,000	5,980,050
		$ 59,480,534
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 0.9%
Cleaver Brooks, Inc., 7.875%, 3/01/2023 (n)	$5,025,000	$ 5,050,125
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	8,255,000	7,759,700
		$ 12,809,825
Insurance – 0.4%
AssuredPartners Inc., 7%, 8/15/2025 (n)	$5,630,000	$ 5,538,513
Insurance - Health – 0.8%
Centene Corp., 6.125%, 2/15/2024	$3,530,000	$ 3,688,850
Centene Corp., 5.375%, 6/01/2026 (n)	7,780,000	7,896,700
		$ 11,585,550
Insurance - Property & Casualty – 0.7%
Hub International Ltd., 7%, 5/01/2026 (n)	$5,805,000	$ 5,665,680
Wand Merger Corp., 8.125%, 7/15/2023 (n)	5,110,000	5,199,425
		$ 10,865,105
Machinery & Tools – 0.4%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$5,925,000	$ 6,073,125
Major Banks – 0.5%
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	$7,030,000	$ 6,942,125
Medical & Health Technology & Services – 5.4%
Avantor, Inc., 9%, 10/01/2025 (n)	$4,635,000	$ 4,673,841
DaVita, Inc., 5.052%, 5/01/2025	3,955,000	3,737,475
Encompass Health Corp., 5.75%, 9/15/2025	2,625,000	2,598,750
HCA, Inc., 7.5%, 2/15/2022	6,000,000	6,510,000
HCA, Inc., 5%, 3/15/2024	5,230,000	5,292,106
HCA, Inc., 5.375%, 2/01/2025	8,315,000	8,366,969
HCA, Inc., 5.875%, 2/15/2026	4,300,000	4,396,750
HealthSouth Corp., 5.125%, 3/15/2023	5,855,000	5,855,000
HealthSouth Corp., 5.75%, 11/01/2024	2,105,000	2,099,738
Heartland Dental, LLC, 8.5%, 5/01/2026 (n)	4,745,000	4,519,613
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)	5,765,000	5,909,125
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	4,705,000	4,534,444
Tenet Healthcare Corp., 8.125%, 4/01/2022	4,710,000	4,904,287
Tenet Healthcare Corp., 6.75%, 6/15/2023	5,300,000	5,266,875
Universal Health Services, Inc., 7.625%, 8/15/2020	6,665,000	6,673,331
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	5,200,000	4,875,000
		$ 80,213,304
Medical Equipment – 0.8%
Teleflex, Inc., 5.25%, 6/15/2024	$5,595,000	$ 5,650,950
Teleflex, Inc., 4.875%, 6/01/2026	3,310,000	3,227,250
Teleflex, Inc., 4.625%, 11/15/2027	3,330,000	3,105,225
		$ 11,983,425
Metals & Mining – 4.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$4,990,000	$ 5,027,425
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	2,835,000	2,618,831
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	7,110,000	6,221,250
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	12,021,000	12,588,992
Kaiser Aluminum Corp., 5.875%, 5/15/2024	8,155,000	8,165,194
Kinross Gold Corp., 5.95%, 3/15/2024	698,000	713,705
Kinross Gold Corp., 4.5%, 7/15/2027	695,000	622,025
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	2,870,000	2,989,392
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	7,770,000	7,823,225
Novelis Corp., 5.875%, 9/30/2026 (n)	9,340,000	8,802,950
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	$5,945,000	$ 5,707,200
TMS International Corp., 7.25%, 8/15/2025 (n)	4,545,000	4,522,275
		$ 65,802,464
Midstream – 5.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$3,860,000	$ 3,937,200
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/2026 (n)	6,015,000	6,105,225
Cheniere Energy, Inc., 5.875%, 3/31/2025	4,710,000	4,851,300
DCP Midstream Operating LP, 4.95%, 4/01/2022	2,916,000	2,930,580
DCP Midstream Operating LP, 3.875%, 3/15/2023	5,170,000	4,963,200
DCP Midstream Operating LP, 5.375%, 7/15/2025 (n)	3,840,000	3,893,952
DCP Midstream Operating LP, 5.6%, 4/01/2044	3,605,000	3,262,525
Energy Transfer Equity LP, 5.875%, 1/15/2024	7,340,000	7,716,175
EnLink Midstream Partners LP, 4.4%, 4/01/2024	6,855,000	6,605,708
Tallgrass Energy LP, 5.5%, 1/15/2028 (n)	14,165,000	14,002,952
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	5,640,000	5,625,900
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	2,645,000	2,572,263
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	13,790,000	13,410,775
		$ 79,877,755
Network & Telecom – 0.9%
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	$4,190,000	$ 4,284,275
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	8,545,000	8,375,809
		$ 12,660,084
Oil Services – 1.3%
Apergy Corp, 6.375%, 5/01/2026 (n)	$6,400,000	$ 6,480,000
Bristow Group, Inc., 6.25%, 10/15/2022	6,725,000	4,942,875
Diamond Offshore Drill Co., 7.875%, 8/15/2025	2,915,000	2,871,275
Diamond Offshore Drill Co., 5.7%, 10/15/2039	6,490,000	4,899,950
		$ 19,194,100
Oils – 0.7%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$10,715,000	$ 10,473,913
Pharmaceuticals – 1.0%
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	$3,660,000	$ 3,266,550
Mallinckrodt International Finance S.A., 5.625%, 10/15/2023 (n)	1,820,000	1,560,650
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	5,760,000	5,457,600
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	5,090,000	4,681,273
		$ 14,966,073
Precious Metals & Minerals – 0.4%
Teck Resources Ltd., 6%, 8/15/2040	$825,000	$ 806,438
Teck Resources Ltd., 6.25%, 7/15/2041	5,355,000	5,341,612
		$ 6,148,050
Printing & Publishing – 0.3%
Nielsen Co. Lux S.A.R.L., 5%, 2/01/2025 (n)	$825,000	$ 802,057
Nielsen Finance LLC, 5%, 4/15/2022 (n)	4,346,000	4,231,917
		$ 5,033,974
Real Estate - Healthcare – 1.0%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$6,420,000	$ 6,195,300
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	9,580,000	9,002,326
		$ 15,197,626
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 0.8%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$8,580,000	$ 8,580,000
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	3,795,000	3,766,538
		$ 12,346,538
Restaurants – 0.7%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$2,970,000	$ 2,962,575
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	7,080,000	6,956,100
		$ 9,918,675
Retailers – 1.0%
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	$4,675,000	$ 4,791,874
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	1,230,000	1,177,725
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	8,925,000	8,456,438
		$ 14,426,037
Specialty Chemicals – 0.6%
Univar USA, Inc., 6.75%, 7/15/2023 (n)	$9,100,000	$ 9,350,250
Specialty Stores – 0.3%
Penske Automotive Group Co., 5.375%, 12/01/2024	$1,115,000	$ 1,082,944
Penske Automotive Group Co., 5.5%, 5/15/2026	3,480,000	3,306,000
		$ 4,388,944
Supermarkets – 0.4%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024	$5,700,000	$ 5,386,500
Telecommunications - Wireless – 4.7%
Altice France S.A., 6.25%, 5/15/2024 (n)	$2,050,000	$ 1,965,438
Altice France S.A., 8.125%, 2/01/2027 (n)	4,760,000	4,712,400
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	3,050,000	2,840,313
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	5,270,000	4,492,675
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	7,337,000	5,887,942
SBA Communications Corp., 4%, 10/01/2022	7,520,000	7,200,400
SBA Communications Corp., 4.875%, 9/01/2024	3,640,000	3,512,600
Sprint Corp., 7.875%, 9/15/2023	4,755,000	5,075,962
Sprint Corp., 7.125%, 6/15/2024	10,160,000	10,388,600
Sprint Nextel Corp., 6%, 11/15/2022	7,625,000	7,696,484
T-Mobile USA, Inc., 6.5%, 1/15/2024	2,830,000	2,929,050
T-Mobile USA, Inc., 5.125%, 4/15/2025	4,325,000	4,260,125
T-Mobile USA, Inc., 6.5%, 1/15/2026	4,610,000	4,852,025
T-Mobile USA, Inc., 5.375%, 4/15/2027	3,255,000	3,181,763
		$ 68,995,777
Telephone Services – 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$3,985,000	$ 3,945,150
Level 3 Financing, Inc., 5.375%, 5/01/2025	5,385,000	5,257,106
		$ 9,202,256
Transportation - Services – 0.3%
Navios South American Logistics, Inc., 7.25%, 5/01/2022	$2,045,000	$ 1,901,850
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	3,600,000	3,132,000
		$ 5,033,850
Utilities - Electric Power – 2.8%
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)	$7,475,000	$ 7,362,875
Covanta Holding Corp., 6.375%, 10/01/2022	2,985,000	3,048,431
Covanta Holding Corp., 5.875%, 3/01/2024	4,795,000	4,783,013
Covanta Holding Corp., 5.875%, 7/01/2025	4,625,000	4,486,250
Covanta Holding Corp., 6%, 1/01/2027	5,685,000	5,486,025
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Drax Finco PLC, 6.625%, 11/01/2025 (n)	$5,780,000	$ 5,765,550
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	7,250,000	6,887,500
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)	3,765,000	3,727,350
		$ 41,546,994
Total Bonds		$1,425,188,907
Floating Rate Loans (r) – 0.5%
Conglomerates – 0.1%
Entegris, Inc., Term Loan B, 4.552%, 4/30/2021	$1,455,686	$ 1,457,506
Consumer Products – 0.1%
Spectrum Brands, Inc., Term Loan B, 4.35%, 6/23/2022	$1,727,136	$ 1,727,495
Medical & Health Technology & Services – 0.3%
DaVita, Inc., Term Loan B, 5.052%, 6/24/2021	$3,585,252	$ 3,588,052
Total Floating Rate Loans		$ 6,773,053
Common Stocks – 0.2%
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	3,250	$ 2,890,615
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	2,104	$ 18,943
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	2,105	15,785
Total Warrants				$ 34,728

Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 2.21% (v)	31,087,283	$ 31,084,174

Other Assets, Less Liabilities – 1.1%		17,045,682
Net Assets – 100.0%		$1,483,017,159
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $31,084,174 and $1,434,887,303, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $855,149,232, representing 57.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
8

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Altice U.S. Finance I Corp., 5.5%, 5/15/2026	1/12/17-6/12/17	$4,913,718	$4,621,915
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023	9/18/18-9/20/18	2,030,525	1,875,821
Cequel Communications Holdings I LLC, 7.5%, 4/01/2028	6/07/18-6/13/18	3,266,524	3,321,886
Cimpress N.V., 7%, 6/15/2026	10/12/18-10/23/18	4,266,541	4,224,713
CW Capital Cobalt Commercial Mortgage Trust, CDO, “F”, FLR, 3.8% (LIBOR - 3mo. + 1.3%), 4/26/2050	4/12/06-10/31/18	677,612	73
CW Capital Cobalt Commercial Mortgage Trust, CDO, “G”, FLR, 4% (LIBOR - 3mo. + 1.5%), 4/26/2050	4/12/06-10/31/18	2,163,704	229
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023	4/08/15-8/08/17	4,496,768	4,436,063
Netflix, Inc., 4.625%, 5/15/2029	10/23/18	3,148,652	3,116,897
Verscend Escrow Corp., 9.75%, 8/15/2026	10/05/18-10/25/18	3,022,624	2,982,438
Total Restricted Securities			$24,580,035
% of Net assets			1.7%
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 10/31/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	6,846,021	EUR	5,890,480	Goldman Sachs International	1/11/2019	$128,951
USD	660,797	EUR	568,812	Goldman Sachs International	1/14/2019	11,980
						$140,931
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	193	$22,858,437	December – 2018	$305,385
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	23	$3,424,137	December – 2018	$ (16,986)
At October 31, 2018, the fund had cash collateral of $232,226 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
9

Supplemental Information
10/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).
10

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$34,728	$2,890,615	$2,925,343
U.S. Corporate Bonds	—	1,184,798,734	—	1,184,798,734
Commercial Mortgage-Backed Securities	—	2	—	2
Asset-Backed Securities (including CDOs)	—	302	—	302
Foreign Bonds	—	240,389,869	—	240,389,869
Floating Rate Loans	—	6,773,053	—	6,773,053
Mutual Funds	31,084,174	—	—	31,084,174
Total	$31,084,174	$1,431,996,688	$2,890,615	$1,465,971,477
Other Financial Instruments
Futures Contracts - Assets	$305,385	$—	$—	$305,385
Futures Contracts - Liabilities	(16,986)	—	—	(16,986)
Forward Foreign Currency Exchange Contracts - Assets	—	140,931	—	140,931
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/18	$2,890,615
Change in unrealized appreciation or depreciation	0
Balance as of 10/31/18	$2,890,615
The net change in unrealized appreciation or depreciation from investments held as level 3 at October 31, 2018 is $0. At October 31, 2018, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	31,457,059	261,114,077	(261,483,853)	31,087,283
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(2,542)	$216	$—	$682,143	$31,084,174

11

Quarterly Report
October 31, 2018
MFS®  High Yield Pooled Portfolio

Portfolio of Investments
10/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.4%
Aerospace – 1.2%
Dae Funding LLC, 5%, 8/01/2024 (n)		$5,240,000	$ 5,109,000
TransDigm, Inc., 6.5%, 7/15/2024		2,385,000	2,410,853
TransDigm, Inc., 6.375%, 6/15/2026		2,210,000	2,165,800
			$ 9,685,653
Automotive – 1.4%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$6,764,000	$ 6,565,273
IHO Verwaltungs GmbH, 4.75%, (4.75% cash or 5.5% PIK) 9/15/2026 (n)(p)		3,815,000	3,433,500
Jaguar Land Rover Automotive PLC, 4.5%, 10/01/2027 (n)		1,985,000	1,575,594
			$ 11,574,367
Broadcasting – 3.1%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		$3,210,000	$ 3,386,550
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		935,000	977,075
Match Group, Inc., 6.375%, 6/01/2024		3,480,000	3,614,850
Meredith Corp., 6.875%, 2/01/2026 (n)		2,395,000	2,395,000
Netflix, Inc., 5.875%, 2/15/2025		2,050,000	2,083,518
Netflix, Inc., 4.875%, 4/15/2028 (n)		1,220,000	1,119,350
Netflix, Inc., 5.875%, 11/15/2028 (n)		4,565,000	4,485,112
Netflix, Inc., 4.625%, 5/15/2029 (z)	EUR	1,485,000	1,686,190
WMG Acquisition Corp., 5%, 8/01/2023 (n)		$1,045,000	1,031,938
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		3,210,000	3,129,750
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		815,000	794,625
			$ 24,703,958
Building – 4.0%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$3,935,000	$ 3,885,812
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		2,630,000	2,551,100
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		3,730,000	3,347,675
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		445,000	413,294
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		2,905,000	2,636,287
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		2,880,000	3,009,600
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		2,709,000	2,641,275
PGT Escrow Issuer, Inc., 6.75%, 8/01/2026 (n)		1,630,000	1,678,900
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		1,653,000	1,694,325
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		3,510,000	3,369,600
Standard Industries, Inc., 6%, 10/15/2025 (n)		3,305,000	3,251,294
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		3,690,000	3,570,075
			$ 32,049,237
Business Services – 4.5%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$1,170,000	$ 1,190,241
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		2,780,000	2,766,100
CDK Global, Inc., 4.875%, 6/01/2027		4,485,000	4,199,081
Equinix, Inc., 5.375%, 4/01/2023		1,955,000	1,984,325
Equinix, Inc., 5.75%, 1/01/2025		1,540,000	1,568,875
Equinix, Inc., 5.875%, 1/15/2026		2,470,000	2,513,225
Financial & Risk U.S. Holdings, Inc., 8.25%, 11/15/2026 (n)		3,445,000	3,350,263
First Data Corp., 5%, 1/15/2024 (n)		6,405,000	6,324,937
MSCI, Inc., 4.75%, 8/01/2026 (n)		3,400,000	3,281,000
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)		3,130,000	3,137,825
Vantiv LLC/Vantiv Issuer Corp, 4.375%, 11/15/2025 (n)		4,060,000	3,831,625
Verscend Escrow Corp., 9.75%, 8/15/2026 (z)		1,670,000	1,674,175
			$ 35,821,672
1

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – 8.4%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$1,575,000	$ 1,558,935
Altice Financing S.A., 7.5%, 5/15/2026 (n)		1,735,000	1,630,900
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (z)		2,635,000	2,566,648
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		5,290,000	5,342,900
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		1,325,000	1,296,844
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		6,560,000	6,494,400
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		3,755,000	3,689,287
Cequel Communications Holdings I LLC, 7.5%, 4/01/2028 (z)		2,030,000	2,104,034
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		6,985,000	6,705,600
DISH DBS Corp., 5%, 3/15/2023		1,535,000	1,343,125
DISH DBS Corp., 5.875%, 11/15/2024		975,000	828,750
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)		1,245,000	1,195,200
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		2,945,000	2,635,775
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		1,745,000	1,697,012
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		4,055,000	4,145,426
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		1,600,000	1,585,000
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		5,400,000	5,008,500
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		3,970,000	4,079,175
Videotron Ltd., 5.375%, 6/15/2024 (n)		930,000	928,838
Videotron Ltd., 5.125%, 4/15/2027 (n)		5,200,000	4,927,000
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		830,000	799,913
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		3,560,000	3,301,900
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		4,240,000	3,879,600
			$ 67,744,762
Chemicals – 2.6%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		$4,495,000	$ 4,242,156
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		2,628,000	2,677,275
OCI N.V., 6.625%, 4/15/2023 (n)		4,450,000	4,561,250
PolyOne Corp., 5.25%, 3/15/2023		3,455,000	3,455,000
SPCM S.A., 4.875%, 9/15/2025 (n)		4,170,000	3,857,250
Starfruit U.S. Holding Co. LLC/Starfruit Finance B.V. , 6.5%, 10/01/2026 (n)	EUR	2,205,000	2,440,800
			$ 21,233,731
Computer Software – 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$2,965,000	$ 3,005,833
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		1,670,000	1,730,535
			$ 4,736,368
Computer Software - Systems – 1.7%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		$815,000	$ 823,150
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		1,215,000	1,184,625
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		4,095,000	4,038,694
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		2,400,000	2,460,000
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		5,035,000	5,035,000
			$ 13,541,469
Conglomerates – 3.6%
Amsted Industries Co., 5%, 3/15/2022 (n)		$5,085,000	$ 4,989,656
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		3,590,000	3,598,975
EnerSys, 5%, 4/30/2023 (n)		6,335,000	6,255,812
Entegris, Inc., 4.625%, 2/10/2026 (n)		5,115,000	4,752,142
Gates Global LLC, 6%, 7/15/2022 (n)		1,927,000	1,917,365
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		3,335,000	3,322,894
TriMas Corp., 4.875%, 10/15/2025 (n)		4,345,000	4,107,459
			$ 28,944,303
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Construction – 1.1%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	$1,723,000	$ 240,617
Empresas ICA Sociedad Controladora S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	1,320,000	198,000
Mattamy Group Corp., 6.5%, 10/01/2025 (n)	4,150,000	3,901,000
Toll Brothers Finance Corp., 4.875%, 11/15/2025	1,370,000	1,294,650
Toll Brothers Finance Corp., 4.35%, 2/15/2028	3,355,000	2,960,787
		$ 8,595,054
Consumer Products – 1.7%
Coty, Inc., 6.5%, 4/15/2026 (n)	$4,775,000	$ 4,452,687
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/2026 (n)	2,810,000	2,810,000
Prestige Brands, Inc., 6.375%, 3/01/2024 (n)	2,490,000	2,458,875
Spectrum Brands, Inc., 6.125%, 12/15/2024	390,000	388,050
Spectrum Brands, Inc., 5.75%, 7/15/2025	4,005,000	3,894,863
		$ 14,004,475
Consumer Services – 1.7%
Cimpress N.V., 7%, 6/15/2026 (z)	$2,365,000	$ 2,362,044
Frontdoor, Inc., 6.75%, 8/15/2026 (n)	2,235,000	2,279,700
Matthews International Corp., 5.25%, 12/01/2025 (n)	2,900,000	2,718,750
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)	2,460,000	2,429,250
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	3,805,000	3,662,312
		$ 13,452,056
Containers – 4.5%
ARD Finance S.A., 7.125%, 9/15/2023	$2,495,000	$ 2,418,591
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023 (p)(z)	1,230,000	1,153,296
Berry Global Group, Inc., 5.5%, 5/15/2022	2,610,000	2,610,000
Berry Global Group, Inc., 6%, 10/15/2022	2,355,000	2,405,044
Crown American LLC, 4.5%, 1/15/2023	2,872,000	2,814,560
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 2/01/2026 (n)	1,675,000	1,580,781
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	2,440,000	2,214,300
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	3,030,000	2,833,050
Multi-Color Corp., 6.125%, 12/01/2022 (n)	4,202,000	4,249,272
Reynolds Group, 5.75%, 10/15/2020	1,599,028	1,599,028
Reynolds Group, 5.125%, 7/15/2023 (n)	2,080,000	2,033,200
Sealed Air Corp., 4.875%, 12/01/2022 (n)	3,635,000	3,598,650
Sealed Air Corp., 5.125%, 12/01/2024 (n)	985,000	957,912
Sealed Air Corp., 5.5%, 9/15/2025 (n)	360,000	355,500
Silgan Holdings, Inc., 4.75%, 3/15/2025	2,825,000	2,680,219
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)	2,615,000	2,667,300
		$ 36,170,703
Electrical Equipment – 0.8%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$6,865,000	$ 6,128,180
Electronics – 1.1%
Qorvo, Inc., 5.5%, 7/15/2026 (n)	$3,160,000	$ 3,167,900
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	2,185,000	2,174,075
Sensata Technologies B.V., 5%, 10/01/2025 (n)	3,840,000	3,705,600
		$ 9,047,575
Energy - Independent – 6.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024	$5,685,000	$ 5,073,863
Callon Petroleum Co., 6.375%, 7/01/2026	3,600,000	3,573,000
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)	4,575,000	4,351,969
Diamondback Energy, Inc., 5.375%, 5/31/2025	5,590,000	5,562,050
Gulfport Energy Corp., 6%, 10/15/2024	2,315,000	2,164,525
Gulfport Energy Corp., 6.375%, 5/15/2025	1,755,000	1,667,250
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)	3,275,000	3,094,875
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)	$3,490,000	$ 3,446,375
Oasis Petroleum, Inc., 6.25%, 5/01/2026 (n)	2,900,000	2,849,250
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)	1,000,000	966,250
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)	5,350,000	5,273,869
PDC Energy, Inc., 6.125%, 9/15/2024	748,000	714,340
QEP Resources, Inc., 5.25%, 5/01/2023	4,990,000	4,777,925
Sanchez Energy Corp., 6.125%, 1/15/2023	2,180,000	806,600
SM Energy Co., 6.75%, 9/15/2026	4,680,000	4,691,700
		$ 49,013,841
Entertainment – 2.0%
Cinemark USA, Inc., 5.125%, 12/15/2022	$2,420,000	$ 2,426,050
Cinemark USA, Inc., 4.875%, 6/01/2023	3,250,000	3,172,813
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	3,655,000	3,645,862
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	7,280,000	6,879,600
		$ 16,124,325
Financial Institutions – 1.5%
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023	$1,915,000	$ 1,879,094
Navient Corp., 7.25%, 1/25/2022	1,050,000	1,092,000
Navient Corp., 7.25%, 9/25/2023	2,645,000	2,737,575
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	6,135,000	6,075,183
		$ 11,783,852
Food & Beverages – 3.3%
Aramark Services, Inc., 4.75%, 6/01/2026	$3,645,000	$ 3,471,862
Aramark Services, Inc., 5%, 2/01/2028 (n)	2,040,000	1,935,450
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	4,820,000	4,591,050
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	1,445,000	1,392,619
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	3,455,000	3,391,082
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	2,295,000	2,247,884
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	1,695,000	1,635,675
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)	4,175,000	3,778,375
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	4,275,000	4,232,250
		$ 26,676,247
Gaming & Lodging – 4.1%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$2,945,000	$ 2,996,537
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	1,755,000	1,800,490
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	2,320,000	2,331,623
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	680,000	675,750
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	3,215,000	3,142,662
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	4,245,000	4,117,650
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023 (z)	2,695,000	2,701,738
MGM Resorts International, 6.625%, 12/15/2021	1,770,000	1,853,526
MGM Resorts International, 6%, 3/15/2023	1,360,000	1,380,400
MGM Resorts International, 5.75%, 6/15/2025	3,510,000	3,413,475
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	3,265,000	3,260,919
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	2,030,000	2,009,700
Wyndham Hotels Group, LLC, 5.375%, 4/15/2026 (n)	3,270,000	3,171,900
		$ 32,856,370
Industrial – 0.9%
Cleaver Brooks, Inc., 7.875%, 3/01/2023 (n)	$2,695,000	$ 2,708,475
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	4,575,000	4,300,500
		$ 7,008,975
Insurance – 0.4%
AssuredPartners Inc., 7%, 8/15/2025 (n)	$3,020,000	$ 2,970,925
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.8%
Centene Corp., 6.125%, 2/15/2024	$2,190,000	$ 2,288,550
Centene Corp., 5.375%, 6/01/2026 (n)	3,795,000	3,851,925
		$ 6,140,475
Insurance - Property & Casualty – 0.8%
Hub International Ltd., 7%, 5/01/2026 (n)	$3,235,000	$ 3,157,360
Wand Merger Corp., 8.125%, 7/15/2023 (n)	2,820,000	2,869,350
		$ 6,026,710
Machinery & Tools – 0.4%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$3,395,000	$ 3,479,875
Major Banks – 0.5%
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	$3,990,000	$ 3,940,125
Medical & Health Technology & Services – 5.4%
Avantor, Inc., 9%, 10/01/2025 (n)	$2,515,000	$ 2,536,076
DaVita, Inc., 5.052%, 5/01/2025	1,720,000	1,625,400
Encompass Health Corp., 5.75%, 9/15/2025	1,000,000	990,000
HCA, Inc., 7.5%, 2/15/2022	2,050,000	2,224,250
HCA, Inc., 5%, 3/15/2024	3,315,000	3,354,366
HCA, Inc., 5.375%, 2/01/2025	4,685,000	4,714,281
HCA, Inc., 5.875%, 2/15/2026	2,775,000	2,837,437
HealthSouth Corp., 5.125%, 3/15/2023	3,610,000	3,610,000
HealthSouth Corp., 5.75%, 11/01/2024	1,260,000	1,256,850
Heartland Dental, LLC, 8.5%, 5/01/2026 (n)	2,545,000	2,424,113
Polaris, 8.5%, (8.5% cash or 8.5% PIK) 12/01/2022 (n)(p)	3,070,000	3,146,750
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	2,650,000	2,553,937
Tenet Healthcare Corp., 8.125%, 4/01/2022	2,865,000	2,983,181
Tenet Healthcare Corp., 6.75%, 6/15/2023	2,525,000	2,509,219
Universal Health Services, Inc., 7.625%, 8/15/2020	3,805,000	3,809,756
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)	2,840,000	2,662,500
		$ 43,238,116
Medical Equipment – 0.8%
Teleflex, Inc., 5.25%, 6/15/2024	$2,895,000	$ 2,923,950
Teleflex, Inc., 4.875%, 6/01/2026	1,670,000	1,628,250
Teleflex, Inc., 4.625%, 11/15/2027	2,115,000	1,972,238
		$ 6,524,438
Metals & Mining – 4.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$2,825,000	$ 2,846,188
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	1,690,000	1,561,138
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	4,305,000	3,766,875
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	5,657,000	5,924,293
Kaiser Aluminum Corp., 5.875%, 5/15/2024	4,495,000	4,500,619
Kinross Gold Corp., 5.95%, 3/15/2024	332,000	339,470
Kinross Gold Corp., 4.5%, 7/15/2027	465,000	416,175
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	1,845,000	1,921,752
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)	4,205,000	4,233,804
Novelis Corp., 5.875%, 9/30/2026 (n)	5,045,000	4,754,912
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)	3,230,000	3,100,800
TMS International Corp., 7.25%, 8/15/2025 (n)	2,450,000	2,437,750
		$ 35,803,776
Midstream – 5.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$2,395,000	$ 2,442,900
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/2026 (n)	2,900,000	2,943,500
Cheniere Energy, Inc., 5.875%, 3/31/2025	2,565,000	2,641,950
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
DCP Midstream Operating LP, 4.95%, 4/01/2022	$1,572,000	$ 1,579,860
DCP Midstream Operating LP, 3.875%, 3/15/2023	2,845,000	2,731,200
DCP Midstream Operating LP, 5.375%, 7/15/2025 (n)	2,055,000	2,083,873
DCP Midstream Operating LP, 5.6%, 4/01/2044	1,945,000	1,760,225
Energy Transfer Equity LP, 5.875%, 1/15/2024	3,965,000	4,168,206
EnLink Midstream Partners LP, 4.4%, 4/01/2024	3,820,000	3,681,080
Tallgrass Energy LP, 5.5%, 1/15/2028 (n)	7,470,000	7,384,543
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	3,185,000	3,177,038
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)	2,020,000	1,964,450
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027	6,530,000	6,350,425
		$ 42,909,250
Network & Telecom – 0.8%
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	$2,195,000	$ 2,244,388
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	4,670,000	4,577,534
		$ 6,821,922
Oil Services – 1.3%
Apergy Corp, 6.375%, 5/01/2026 (n)	$3,420,000	$ 3,462,750
Bristow Group, Inc., 6.25%, 10/15/2022	3,809,000	2,799,615
Diamond Offshore Drill Co., 7.875%, 8/15/2025	1,725,000	1,699,125
Diamond Offshore Drill Co., 5.7%, 10/15/2039	3,235,000	2,442,425
		$ 10,403,915
Oils – 0.7%
Parkland Fuel Corp., 6%, 4/01/2026 (n)	$5,745,000	$ 5,615,738
Pharmaceuticals – 1.0%
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	$1,785,000	$ 1,593,113
Mallinckrodt International Finance S.A., 5.625%, 10/15/2023 (n)	1,375,000	1,179,063
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	2,755,000	2,610,362
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)	3,240,000	2,979,828
		$ 8,362,366
Precious Metals & Minerals – 0.4%
Teck Resources Ltd., 6%, 8/15/2040	$440,000	$ 430,100
Teck Resources Ltd., 6.25%, 7/15/2041	2,845,000	2,837,888
		$ 3,267,988
Printing & Publishing – 0.3%
Nielsen Co. Lux S.A.R.L., 5%, 2/01/2025 (n)	$510,000	$ 495,817
Nielsen Finance LLC, 5%, 4/15/2022 (n)	2,294,000	2,233,782
		$ 2,729,599
Real Estate - Healthcare – 1.0%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026	$3,315,000	$ 3,198,975
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	5,265,000	4,947,521
		$ 8,146,496
Real Estate - Other – 0.8%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024	$4,200,000	$ 4,200,000
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	2,230,000	2,213,275
		$ 6,413,275
Restaurants – 0.7%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)	$1,605,000	$ 1,600,988
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	4,055,000	3,984,037
		$ 5,585,025
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 1.0%
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	$2,555,000	$ 2,618,875
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	720,000	689,400
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	4,700,000	4,453,250
		$ 7,761,525
Specialty Chemicals – 0.6%
Univar USA, Inc., 6.75%, 7/15/2023 (n)	$4,890,000	$ 5,024,475
Specialty Stores – 0.3%
Penske Automotive Group Co., 5.375%, 12/01/2024	$690,000	$ 670,163
Penske Automotive Group Co., 5.5%, 5/15/2026	1,755,000	1,667,250
		$ 2,337,413
Supermarkets – 0.4%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024	$3,225,000	$ 3,047,625
Telecommunications - Wireless – 4.6%
Altice France S.A., 6.25%, 5/15/2024 (n)	$1,245,000	$ 1,193,644
Altice France S.A., 8.125%, 2/01/2027 (n)	2,505,000	2,479,950
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	1,675,000	1,559,844
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	3,035,000	2,587,337
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	3,988,000	3,200,370
SBA Communications Corp., 4%, 10/01/2022	3,990,000	3,820,425
SBA Communications Corp., 4.875%, 9/01/2024	1,995,000	1,925,175
Sprint Corp., 7.875%, 9/15/2023	2,620,000	2,796,850
Sprint Corp., 7.125%, 6/15/2024	4,805,000	4,913,112
Sprint Nextel Corp., 6%, 11/15/2022	4,810,000	4,855,094
T-Mobile USA, Inc., 6.5%, 1/15/2024	1,765,000	1,826,775
T-Mobile USA, Inc., 5.125%, 4/15/2025	2,095,000	2,063,575
T-Mobile USA, Inc., 6.5%, 1/15/2026	2,020,000	2,126,050
T-Mobile USA, Inc., 5.375%, 4/15/2027	2,115,000	2,067,413
		$ 37,415,614
Telephone Services – 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$1,900,000	$ 1,881,000
Level 3 Financing, Inc., 5.375%, 5/01/2025	3,155,000	3,080,069
		$ 4,961,069
Transportation - Services – 0.3%
Navios South American Logistics, Inc., 7.25%, 5/01/2022	$1,110,000	$ 1,032,300
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	1,960,000	1,705,200
		$ 2,737,500
Utilities - Electric Power – 2.9%
Clearway Energy Operating LLC, 5.75%, 10/15/2025 (n)	$3,925,000	$ 3,866,125
Covanta Holding Corp., 6.375%, 10/01/2022	2,035,000	2,078,244
Covanta Holding Corp., 5.875%, 3/01/2024	2,515,000	2,508,712
Covanta Holding Corp., 5.875%, 7/01/2025	2,235,000	2,167,950
Covanta Holding Corp., 6%, 1/01/2027	3,280,000	3,165,200
Drax Finco PLC, 6.625%, 11/01/2025 (n)	3,520,000	3,511,200
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	4,065,000	3,861,750
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)	2,405,000	2,380,950
		$ 23,540,131
Total Bonds		$776,102,539
Floating Rate Loans (r) – 0.5%
Conglomerates – 0.1%
Entegris, Inc., Term Loan B, 4.552%, 4/30/2021	$1,054,556	$ 1,055,874
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Floating Rate Loans (r) – continued
Consumer Products – 0.1%
Spectrum Brands, Inc., Term Loan B, 4.35%, 6/23/2022	$1,164,266	$ 1,164,508
Medical & Health Technology & Services – 0.3%
DaVita, Inc., Term Loan B, 5.052%, 6/24/2021	$2,278,689	$ 2,280,469
Total Floating Rate Loans		$ 4,500,851
Common Stocks – 0.4%
Oil Services – 0.4%
LTRI Holdings LP (a)(u)	3,300	$ 2,935,086
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	2,021	$ 18,187
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	31.25	8/24/18	2,021	15,155
Total Warrants				$ 33,342

Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 2.21% (v)	12,819,073	$ 12,817,792

Other Assets, Less Liabilities – 1.1%		8,827,341
Net Assets – 100.0%		$805,216,951
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,817,792 and $783,571,818, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $469,223,027, representing 58.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Altice U.S. Finance I Corp., 5.5%, 5/15/2026	1/12/17-1/13/17	$2,707,185	$2,566,648
ARD Securities Finance, 8.75%, (8.75% cash or 8.75% PIK) 1/31/2023	9/18/18-9/20/18	1,218,324	1,153,296
Cequel Communications Holdings I LLC, 7.5%, 4/01/2028	6/07/18-6/13/18	2,068,966	2,104,034
Cimpress N.V., 7%, 6/15/2026	10/12/18-10/23/18	2,385,711	2,362,044
Marriot Ownership Resorts, Inc., 5.625%, 4/15/2023	4/02/15-12/17/15	2,691,715	2,701,738
Netflix, Inc., 4.625%, 5/15/2029	10/23/18	1,703,369	1,686,190
Verscend Escrow Corp., 9.75%, 8/15/2026	10/05/18-10/25/18	1,696,868	1,674,175
Total Restricted Securities			$14,248,125
% of Net assets			1.8%

8

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 10/31/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	3,997,551	EUR	3,438,255	Goldman Sachs International	1/11/2019	$76,817
USD	407,098	EUR	350,429	Goldman Sachs International	1/14/2019	7,381
						$84,198
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	110	$13,028,125	December – 2018	$174,054
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	13	$1,935,382	December – 2018	$ (9,728)
At October 31, 2018, the fund had cash collateral of $132,217 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
9

Supplemental Information
10/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of October 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$33,342	$2,935,086	$2,968,428
U.S. Corporate Bonds	—	643,109,922	—	643,109,922
Foreign Bonds	—	132,992,617	—	132,992,617
Floating Rate Loans	—	4,500,851	—	4,500,851
Mutual Funds	12,817,792	—	—	12,817,792
Total	$12,817,792	$780,636,732	$2,935,086	$796,389,610
Other Financial Instruments
Futures Contracts - Assets	$174,054	$—	$—	$174,054
Futures Contracts - Liabilities	(9,728)	—	—	(9,728)
Forward Foreign Currency Exchange Contracts - Assets	—	84,198	—	84,198
For further information regarding security characteristics, see the Portfolio of Investments.
10

Supplemental Information (unaudited) – continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/18	$2,935,086
Change in unrealized appreciation or depreciation	0
Balance as of 10/31/18	$2,935,086
The net change in unrealized appreciation or depreciation from investments held as level 3 at October 31, 2018 is $0. At October 31, 2018, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	17,092,907	223,944,157	(228,217,991)	12,819,073
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$382	$—	$—	$238,192	$12,817,792

11

Quarterly Report
October 31, 2018
MFS®  Municipal High
Income Fund

Portfolio of Investments
10/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 100.1%
Alabama - 1.4%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	$1,630,000	$ 1,740,123
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,813,346
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	3,945,000	4,216,811
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,773,765
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	7,535,000	7,844,161
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 2.458% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	23,140,000	23,140,000
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.25%, 2/01/2023	1,400,000	1,408,400
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/2029	4,790,000	4,820,129
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/2036	1,505,000	1,514,918
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028	1,485,000	1,258,538
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043	1,560,000	1,167,348
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	805,000	596,497
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,130,000	683,627
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	1,620,000	683,964
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	3,080,000	1,215,399
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	1,380,000	1,457,611
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	2,020,000	2,180,247
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	1,670,000	1,774,626
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/2033	6,750,000	7,017,502
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	1,635,000	1,767,435
		$ 69,074,447
Alaska - 0.1%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$ 932,015
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,348,918
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 10/01/2041 (Prerefunded 10/01/2019)	3,315,000	3,480,153
		$ 5,761,086
Arizona - 2.0%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2038	$340,000	$ 366,935
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2048	910,000	971,989
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science), “A”, 5%, 7/01/2052	1,140,000	1,209,608
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037	450,000	452,799
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047	740,000	735,486
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051	1,970,000	1,926,424
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037	770,000	774,789
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047	770,000	765,303
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051	425,000	415,599
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 7/01/2043	3,150,000	3,267,432
Glendale, AZ, Industrial Development Authority Refunding Rev. (The Terraces of Phoenix Project), “A”, 4%, 7/01/2028	300,000	294,558
Glendale, AZ, Industrial Development Authority Refunding Rev. (The Terraces of Phoenix Project), “A”, 5%, 7/01/2033	250,000	258,873
Glendale, AZ, Industrial Development Authority Refunding Rev. (The Terraces of Phoenix Project), “A”, 5%, 7/01/2038	300,000	307,398
Glendale, AZ, Industrial Development Authority Refunding Rev. (The Terraces of Phoenix Project), “A”, 5%, 7/01/2048	610,000	620,687
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2038	800,000	834,352
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	435,000	448,663
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/2040	1,790,000	1,828,109
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.),“A”, 5%, 6/01/2035	4,700,000	4,874,229
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	2,070,000	2,087,367
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	700,000	705,873
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	3,065,000	3,055,836
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	1,770,000	1,762,000
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/2042	2,205,000	2,246,961

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Eagle College Prep Project), 5%, 7/01/2033	$855,000	$ 862,627
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Eagle College Prep Project), 5%, 7/01/2043	1,715,000	1,633,194
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	6,355,000	6,631,315
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	815,000	851,064
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	660,000	683,390
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	3,970,000	4,086,043
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	1,235,000	1,274,903
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034	1,970,000	2,138,277
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	1,430,000	1,445,244
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044	3,255,000	3,532,684
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	1,570,000	1,570,769
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046	3,935,000	3,942,162
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,146,631
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	4,785,000	4,295,542
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2030	150,000	165,075
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2031	375,000	410,775
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2033	150,000	163,046
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2037	500,000	535,580
Phoenix, AZ, Industrial Development Authority Student Housing Refunding Rev. (Downtown Phoenix Student Housing, LLC-Arizona State University Project), “A”, 5%, 7/01/2042	555,000	589,488
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4.75%, 6/15/2037	3,200,000	3,114,976
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2047	2,955,000	2,906,242
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2052	3,960,000	3,828,488
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 5.25%, 10/01/2040	4,755,000	4,991,419
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,332,196
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6%, 12/01/2032	1,100,000	1,159,213
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2042	3,505,000	3,699,037
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2046	1,275,000	1,344,080
		$ 93,544,730
Arkansas - 0.4%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	$2,115,000	$ 2,294,035
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	365,000	388,926
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	540,000	578,804
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	800,000	812,216
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	1,620,000	1,640,315
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	170,000	159,326
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	6,455,000	1,779,062
Bentonville, AR, School District No. 6 Construction Refunding, “B”, 4%, 6/01/2047	8,000,000	7,945,840
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2039	4,510,000	4,801,211
		$ 20,399,735
California - 7.1%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$4,000,000	$ 4,289,920
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/2039	7,550,000	2,924,493
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	2,060,000	1,323,674
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	2,095,000	1,284,549
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	4,185,000	2,440,734
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	13,795,000	16,932,811
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	2,765,000	2,834,623
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,549,184

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$4,000,000	$ 5,342,880
California Municipal Finance Authority Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2036	1,100,000	1,116,643
California Municipal Finance Authority Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2046	2,425,000	2,430,966
California Municipal Finance Authority Charter School Lease Rev. (The Palmdale Aerospace Academy Project), “A”, 3.875%, 7/01/2028	1,200,000	1,182,348
California Municipal Finance Authority Charter School Lease Rev. (The Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2049	1,600,000	1,630,560
California Municipal Finance Authority Rev. (California Baptist University), “A”, 5%, 11/01/2046	4,500,000	4,776,930
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,385,000	1,489,457
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2043	955,000	1,020,589
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	475,000	501,144
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,370,000	1,463,982
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,265,000	1,336,827
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	210,000	221,057
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	1,585,000	1,595,635
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	900,000	960,075
California Municipal Finance Authority, Solid Waste Rev. (Republic Services, Inc. Project), 1.97%, 9/01/2021 (Put Date 10/01/2018)	14,415,000	14,413,991
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	11,405,000	12,066,604
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A-1”, 2.08%, 11/01/2042 (Put Date 1/15/2019)	6,820,000	6,819,386
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/2040	3,500,000	3,662,785
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/2045	4,080,000	4,200,727
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	2,935,000	2,969,750
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	215,000	230,123
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	435,000	459,517
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	435,000	452,939
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/2030 (Prerefunded 10/01/2019)	3,380,000	3,503,235
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2036	865,000	907,307
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2041	675,000	702,776
California School Finance Authority, Charter School Rev. (Downtown Prep), 5%, 6/01/2046	1,325,000	1,331,585
California School Finance Authority, School Facility Rev. (Alliance For College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	730,000	757,324
California School Finance Authority, School Facility Rev. (Alliance For College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	760,000	787,421
California School Finance Authority, School Facility Rev. (Alliance For College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	435,000	464,928
California School Finance Authority, School Facility Rev. (Alliance For College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,150,000	1,194,126
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048	750,000	791,393
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 4.75%, 10/01/2024	405,000	414,967
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	575,000	597,051
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	567,149
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	620,000	647,503
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 4.125%, 7/01/2024	250,000	257,853
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	430,000	455,843
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	100,980	1
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	760,000	789,268
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/2049	945,000	987,534
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	2,985,000	3,092,042
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/2023	540,000	572,260
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032	1,370,000	1,503,041
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	1,600,000	1,810,608

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041	$2,045,000	$ 2,191,872
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.375%, 11/01/2043	1,335,000	1,506,961
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2031	440,000	496,272
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2038	2,500,000	2,759,500
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/2042 (Prerefunded 6/01/2019)	1,465,000	1,514,107
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	420,000	447,224
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	780,000	856,510
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,315,000	1,440,635
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	3,400,000	3,602,810
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041	3,000,000	3,060,570
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	8,255,000	8,629,942
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	11,360,000	11,553,006
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	11,040,000	11,394,605
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2034	1,000,000	1,096,480
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2044	2,400,000	2,620,728
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 11/15/2029	1,400,000	1,461,810
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 11/15/2041	560,000	586,029
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 5.625%, 10/01/2032	1,000,000	1,054,590
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	1,000,000	1,063,930
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 5/15/2038	3,000,000	3,186,300
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6%, 7/01/2030 (Prerefunded 1/01/2019)	1,990,000	2,004,209
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 7/01/2045 (Prerefunded 1/01/2019)	2,340,000	2,358,135
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/2029	1,680,000	1,681,260
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	1,940,000	1,979,149
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	4,785,000	3,150,300
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2031	4,280,000	2,692,248
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2032	3,010,000	1,806,151
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev. “A”, AGM, 5%, 6/01/2040	2,735,000	3,006,230
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	2,545,000	2,493,896
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2047	3,455,000	3,364,133
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.25%, 6/01/2047	3,525,000	3,544,246
Hartnell, CA, Community College District (Monterey and San Benito Counties), Election of 2002 General Obligation, Capital Appreciation, “D”, 0%, 8/01/2039 (Prerefunded 8/01/2019)	10,355,000	2,375,230
Hollister, CA (Community Development Project), BAM, 5%, 10/01/2029	1,480,000	1,643,510
Hollister, CA (Community Development Project), BAM, 5%, 10/01/2031	1,675,000	1,849,518
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	1,745,000	1,862,456
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2039	1,000,000	1,056,820
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2044	1,500,000	1,582,035
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	1,535,000	1,657,938
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2036	455,000	470,766
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	4,240,000	2,826,808
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	450,000	486,666
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2034	330,000	359,099
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	555,000	599,966
Los Angeles County, CA, Rio Hondo Community College District, “C”, Convertible Capital Appreciation, 0% to 8/01/2024, 6.85% to 8/01/2042	10,000,000	10,230,200
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2029	1,000,000	1,107,910
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2030	1,000,000	1,102,280
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2031	1,660,000	1,823,261

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	$660,000	$ 738,540
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	775,000	859,932
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2037	970,000	1,073,829
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,670,000	1,887,852
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	3,395,000	3,718,306
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	525,000	535,180
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	5,970,000	6,284,440
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	645,000	424,158
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042	3,605,000	3,658,354
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	7,025,000	5,568,647
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 8/01/2041 (Prerefunded 8/01/2021)	12,965,000	2,996,989
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2027	2,070,000	1,578,913
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2029	4,025,000	2,804,580
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2030	4,455,000	2,956,828
Oceanside, CA, Unified School District, Capital Appreciation, ETM, ASSD GTY, 0%, 8/01/2024	380,000	327,385
Oceanside, CA, Unified School District, Unrefunded Balance, ASSD GTY, 0%, 8/01/2024	2,730,000	2,340,020
Palomar Health, CA, Refunding Rev., 5%, 11/01/2042	10,000,000	10,640,500
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	20,000,000	21,958,400
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	4,080,000	4,279,961
Pioneers Memorial Healthcare District, CA, Rev., 5%, 10/01/2032	1,765,000	1,830,217
Pioneers Memorial Healthcare District, CA, Rev., 5%, 10/01/2040	1,365,000	1,394,129
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2025	865,000	982,052
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2026	905,000	1,021,256
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	635,000	707,587
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	6,000,000	6,557,220
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/2043	8,725,000	2,219,291
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	225,000	243,394
San Jose, CA, Airport Rev., “C”, 5%, 3/01/2030	885,000	990,058
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032 (Prerefunded 1/01/2021)	600,000	655,032
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/2029	3,665,000	2,548,311
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/2034	2,270,000	864,847
		$ 340,344,627
Colorado - 2.4%
Arkansas River Power Authority, CO, Power Supply System Rev., “A”, 5%, 10/01/2043	$5,000,000	$ 5,288,200
Central Platte Valley, CO, General Obligation, 5%, 12/01/2043	1,250,000	1,303,413
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	305,000	328,528
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	560,000	586,034
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	395,000	411,479
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	450,000	452,453
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,068,682
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	490,000	516,685
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	350,000	375,183
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	350,000	371,427
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	885,000	846,565
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	765,000	727,997
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 5%, 12/01/2038	1,665,000	1,800,531
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	4,310,000	4,023,859
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	895,000	949,300
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	295,000	320,597
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	350,000	374,948

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	$365,000	$ 388,083
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	2,000,000	2,068,860
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,734,305
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	2,975,000	3,331,167
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 1/01/2041	1,620,000	1,716,358
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2021	105,000	112,443
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2033	4,295,000	4,512,842
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2035	1,710,000	1,798,920
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	825,000	886,289
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.),“A”, 6%, 11/15/2030 (Prerefunded 11/15/2020)	700,000	751,807
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.),“A”, 6.25%, 11/15/2040 (Prerefunded 11/15/2020)	1,150,000	1,240,793
Colorado Health Facilities Authority Rev., Improvement Bonds (Frasier Meadows Retirement Community Project), “B”, 5%, 5/15/2039	1,685,000	1,752,114
Colorado Health Facilities Authority Rev., Improvement Bonds (Frasier Meadows Retirement Community Project), “B”, 5%, 5/15/2048	5,750,000	5,954,930
Colorado Health Facilities Hospital Authority Rev. (Adventist Health System/Sunbelt Obligated Group), “2014-E”, 5%, 11/15/2034	6,530,000	7,077,083
Colorado High Performance Transportation Enterprise Rev. (C-470 Express Lanes), 5%, 12/31/2056	2,890,000	3,039,904
Colorado Housing & Finance Authority Rev., “B-1”, GNMA, 4%, 11/01/2048	2,940,000	3,059,423
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	8,490,000	8,783,245
Denver, CO, City & County Special Facilities Airport Refunding Rev. (United Airlines), 5%, 10/01/2032	5,355,000	5,620,822
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	1,070,000	1,144,151
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	675,000	717,363
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,800,000	1,890,198
Denver, CO, Health & Hospital Authority Rev. COP (550 Acoma, Inc.), 5%, 12/01/2048	2,670,000	2,814,794
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/2039	3,660,000	3,807,864
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	795,000	832,802
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/2027	12,305,000	7,907,439
Fruita, CO, Rev. (Family Health West Project), 8%, 1/01/2043 (Prerefunded 1/01/2019)	4,440,000	4,527,512
Garfield & Mesa Counties, CO, Grand River Hospital District Rev., AGM, 5.25%, 12/01/2035	2,000,000	2,251,620
Garfield & Mesa Counties, CO, Grand River Hospital District Rev., AGM, 5.25%, 12/01/2037	1,000,000	1,118,680
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2041	1,250,000	1,331,925
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	6,860,000	8,315,280
Tallyn's Reach, CO, Metropolitan District No. 3, 5%, 12/01/2033	403,000	418,906
Tallyn's Reach, CO, Metropolitan District No. 3, 5.125%, 11/01/2038	824,000	855,460
		$ 112,509,263
Connecticut - 0.9%
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	$8,535,000	$ 8,836,542
Connecticut Health & Educational Facilities Authority Rev. (Trinity Health Credit Group), 5%, 12/01/2041	5,000,000	5,433,000
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	1,310,000	1,340,117
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2029	3,325,000	3,744,349
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2031	2,830,000	3,169,968
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	12,445,000	12,602,056
Mohegan Tribe Indians, CT, Gaming Authority Rev., “C”, 4.75%, 2/01/2020 (n)	2,885,000	2,916,273
University of Connecticut, General Obligation, “A”, 5%, 4/15/2027	1,150,000	1,284,170
University of Connecticut, General Obligation, “A”, 5%, 1/15/2034	2,940,000	3,158,589
		$ 42,485,064
Delaware - 0.3%
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2036	$285,000	$ 300,843
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2046	620,000	645,631
Delaware Economic Development Authority Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	920,000	903,081
Delaware Economic Development Authority Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2046	1,635,000	1,555,163
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/2034	915,000	934,407
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2044	1,030,000	1,068,058
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2049	1,210,000	1,237,842

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Delaware - continued
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), 5%, 9/01/2042	$1,420,000	$ 1,453,995
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover, LLC-Delaware State University Project), “A”, 5%, 7/01/2040	750,000	781,868
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover, LLC-Delaware State University Project), “A”, 5%, 7/01/2048	1,025,000	1,062,300
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover, LLC-Delaware State University Project), “A”, 5%, 7/01/2053	895,000	924,177
Kent County, DE, Student Housing and Dining Facility Rev. (CHF-Dover, LLC-Delaware State University Project), “A”, 5%, 7/01/2058	1,165,000	1,194,195
		$ 12,061,560
District of Columbia - 0.5%
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2036	$2,845,000	$ 3,008,388
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2046	755,000	789,353
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2033 (Prerefunded 7/01/2023)	420,000	486,725
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2043 (Prerefunded 7/01/2023)	1,095,000	1,268,963
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	1,040,000	1,007,822
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/2035	1,175,000	1,105,346
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/2039	775,000	724,648
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	1,475,000	1,486,402
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	5,000,000	4,971,550
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	8,820,000	8,466,935
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	885,000	915,754
		$ 24,231,886
Florida - 6.3%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/2034	$1,180,000	$ 1,223,400
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/2044	2,955,000	3,059,784
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/2049	1,970,000	2,048,248
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2032	1,250,000	1,420,050
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2042	2,000,000	2,260,540
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2046	1,000,000	1,126,440
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 4.125%, 5/01/2023	755,000	746,914
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 4.625%, 5/01/2028	700,000	684,481
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 5%, 5/01/2036	970,000	937,078
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	280,000	308,258
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, 6.9%, 5/01/2025	240,000	267,989
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, 6.9%, 5/01/2036	25,000	27,246
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 8.5%, 2/01/2030 (Put Date 5/01/2020)	1,516,200	1,249,091
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	690,000	710,203
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	320,000	330,058
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,355,000	1,403,563
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/2039	4,720,000	4,808,122
Cape Coral, FL, Health Facilities Authority, Senior Housing Rev. (Gulf Care, Inc. Project), 5.875%, 7/01/2040	3,590,000	3,774,203
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.125%, 5/01/2023	400,000	396,116
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	400,000	391,876
Capital Region Community Development District, FL, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	2,755,000	2,666,730
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 5/01/2037	915,000	899,939
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	5,910,000	6,260,640
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 5.5%, 5/15/2025	300,000	287,604
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.25%, 5/15/2035	300,000	274,047

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 7.75%, 5/15/2035	$1,055,000	$ 1,023,846
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/2044	10,590,000	10,219,774
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/2049	805,000	710,276
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/2038 (a)(d)	1,400,000	574,000
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2020	395,000	410,452
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	575,000	634,605
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	670,000	745,656
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035	1,650,000	1,758,339
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	2,245,000	2,353,838
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 5.75%, 8/15/2029	1,000,000	1,052,610
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	3,050,000	3,219,824
Florida Capital Trust Agency, Education Facilities Rev. (The Florida Charter Educational Foundation, Inc. Project), “A”, 4.5%, 6/15/2028	1,180,000	1,159,161
Florida Capital Trust Agency, Education Facilities Rev. (The Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2038	1,005,000	975,885
Florida Capital Trust Agency, Education Facilities Rev. (The Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048	1,700,000	1,618,944
Florida Capital Trust Agency, Education Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2037	510,000	500,800
Florida Capital Trust Agency, Education Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047	1,180,000	1,126,180
Florida Capital Trust Agency, Education Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052	1,295,000	1,212,845
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 6/15/2042	3,480,000	3,659,255
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation Project), “A”, 6.25%, 6/15/2036	1,155,000	1,208,246
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation Project), “A”, 6.375%, 6/15/2046	1,980,000	2,072,723
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2030	2,575,000	2,674,266
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032	1,950,000	2,011,990
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	7,490,000	7,719,943
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/2041	13,110,000	14,107,409
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2043	4,070,000	4,170,895
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2044	5,000,000	5,185,600
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	1,510,000	1,443,122
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	3,860,000	3,644,033
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033	2,220,000	2,238,848
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038	2,070,000	2,096,972
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048	3,195,000	3,273,054
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Series 1), 4%, 7/01/2049 (u)	4,890,000	5,100,563
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “A”, FHLMC, 3.5%, 7/01/2046	1,180,000	1,197,570
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	5,000,000	5,377,400
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053	2,345,000	2,384,185
Jacksonville, FL, Electric Authority Systems Rev., “B”, 5%, 10/01/2032	3,325,000	3,739,228
Jacksonville, FL, Electric Authority Systems Rev., “B”, 5%, 10/01/2033	6,855,000	7,680,959
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	690,000	694,161
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	1,355,000	1,346,653
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,450,000	2,356,606
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	2,825,000	2,876,076
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 11/15/2031	1,600,000	1,765,248
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	1,650,000	1,650,182
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.5%, 5/01/2036	4,680,000	4,398,826
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.625%, 5/01/2047	2,720,000	2,488,882
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	1,560,000	1,546,412
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2039	1,000,000	1,036,850
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children's Hospital), 6%, 8/01/2046 (Prerefunded 8/01/2021)	7,250,000	7,968,040

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2032	$1,000,000	$ 1,054,230
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2037	1,215,000	1,263,065
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2048	3,255,000	3,346,661
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	345,000	364,675
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	2,895,000	2,996,701
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,154,520
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2034 (Prerefunded 10/01/2021)	300,000	340,431
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	8,365,000	9,492,351
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	1,210,000	1,259,852
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	740,000	762,807
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,087,515
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 5/01/2022	425,000	439,034
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 5/01/2032	940,000	954,777
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (d)(q)	1,575,000	1,244,250
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	7,340,000	7,646,298
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2034	405,000	445,958
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2038	820,000	887,896
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/2038	3,910,000	3,737,569
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2031	1,000,000	1,065,130
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	2,030,000	2,291,241
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 5/01/2036 (a)(d)	895,000	447,500
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 5/01/2013 (a)(d)	1,000,000	500,000
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 3.5%, 5/01/2021	315,000	313,428
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.1%, 5/01/2026	500,000	493,840
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,349,121
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,530,000	2,452,354
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.5%, 5/01/2032	1,435,000	1,347,852
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.625%, 5/01/2035	865,000	806,232
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.75%, 5/01/2046	1,000,000	893,970
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	990,000	983,882
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	1,270,000	1,260,602
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	455,000	464,291
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	1,995,000	2,328,624
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	395,000	402,450
Paseo Community Development District, FL, Capital Improvement Rev, “A-2”, 5.4%, 5/01/2036	395,000	390,596
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 5/01/2036	225,000	225,441
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	5,330,000	5,593,302
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	1,020,000	1,046,744
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	1,875,000	1,916,475
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.),“A”, 7.375%, 11/15/2041	3,900,000	4,143,828
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	1,155,000	1,169,426
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/2039	1,715,000	1,737,467
St. John's County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027	1,475,000	1,373,151
St. John's County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.25%, 10/01/2041	2,800,000	2,322,040
St. John's County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	7,715,000	8,207,680
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	498,884	319,286
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	155,000	169,567
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	145,000	156,039
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	315,000	334,842
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	935,000	988,099
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	5,935,000	6,240,178
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	2,817,757

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	$3,500,000	$ 3,632,930
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	1,032,598
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	2,280,000	2,298,559
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	4,115,000	4,129,402
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/2021	320,000	319,181
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2028	4,380,000	4,880,196
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2031	5,420,000	5,987,366
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 5/01/2037	1,680,000	1,571,976
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/2035	455,000	469,710
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	915,000	905,969
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	1,000,000	1,032,070
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	1,695,000	1,642,455
		$ 299,907,289
Georgia - 0.7%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$1,060,000	$ 1,137,571
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	1,060,000	1,136,670
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	2,895,000	3,009,932
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	4,070,000	4,431,090
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	1,100,000	1,136,597
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	580,000	617,282
Cobb County, GA, Development Authority, Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,025,000	1,079,141
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc. Project), 6.125%, 9/01/2040 (Prerefunded 9/01/2020)	7,170,000	7,670,609
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	805,000	825,825
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,604,671
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/2054	3,465,000	3,867,287
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2037	2,880,000	2,987,741
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2047	1,960,000	2,015,782
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), “C”, 5.25%, 10/01/2027	920,000	979,073
		$ 33,499,271
Guam - 0.7%
Guam Education Financing Foundation, COP (Guam Public School Facilities Project), “B”, 5%, 10/01/2026	$12,905,000	$ 12,446,743
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	970,000	1,017,113
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.625%, 12/01/2030	4,245,000	4,306,637
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/2040	10,975,000	11,210,963
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	1,115,000	1,171,754
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	355,000	371,060
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,620,000	1,676,165
		$ 32,200,435
Hawaii - 0.4%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029 (Prerefunded 11/15/2019)	$830,000	$ 879,875
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044 (Prerefunded 11/15/2019)	1,190,000	1,273,954
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030	2,015,000	2,008,048
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035	1,125,000	1,083,679
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045	1,140,000	1,055,891
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	10,580,000	10,860,053
		$ 17,161,500

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Idaho - 0.1%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$830,000	$ 856,527
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 4%, 3/01/2038	3,880,000	3,708,388
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project ), “A”, 4.625%, 7/01/2029	185,000	179,979
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project ), “A”, 6%, 7/01/2039	370,000	383,553
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project ), “A”, 6%, 7/01/2054	565,000	578,255
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049	515,000	529,008
		$ 6,235,710
Illinois - 10.3%
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/2035	$2,170,000	$ 2,232,149
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/2045	3,565,000	3,678,367
Chicago, IL (Modern Schools Across Chicago Program), “A”, AAC, 5%, 12/01/2024	3,700,000	3,712,321
Chicago, IL (Modern Schools Across Chicago Program), “D”, AAC, 5%, 12/01/2022	4,465,000	4,479,556
Chicago, IL (Modern Schools Across Chicago Program), “G”, AAC, 5%, 12/01/2023	840,000	842,755
Chicago, IL (Modern Schools Across Chicago Program), “H”, AAC, 5%, 12/01/2020	2,880,000	2,889,274
Chicago, IL (Modern Schools Across Chicago Program), “H”, AAC, 5%, 12/01/2021	1,675,000	1,680,427
Chicago, IL, “A”, 5%, 1/01/2026	1,000,000	1,051,900
Chicago, IL, “A”, 5.25%, 1/01/2028	2,095,000	2,212,969
Chicago, IL, “A”, 5.25%, 1/01/2028	5,245,000	5,579,106
Chicago, IL, “A”, 5.25%, 1/01/2033	5,230,000	5,442,861
Chicago, IL, “A”, 5%, 1/01/2034	5,405,000	5,553,043
Chicago, IL, “A”, 5%, 1/01/2036	1,920,000	1,965,466
Chicago, IL, “A”, 5.5%, 1/01/2039	2,380,000	2,497,572
Chicago, IL, “A”, 5%, 1/01/2040	7,775,000	7,839,455
Chicago, IL, “A”, AAC, 5%, 1/01/2023	3,860,000	3,867,488
Chicago, IL, “A”, AAC, 5%, 1/01/2024	1,365,000	1,367,675
Chicago, IL, “A”, AGM, 5%, 1/01/2027	280,000	282,038
Chicago, IL, “A”, AGM, 5%, 1/01/2028 (Prerefunded 1/01/2020)	15,070,000	15,442,982
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	355,000	356,175
Chicago, IL, “A”, AGM, 4.625%, 1/01/2031	655,000	657,076
Chicago, IL, “A”, AGM, 5%, 1/01/2037	4,740,000	4,773,986
Chicago, IL, “A”, Capital Appreciation, NATL, 0%, 1/01/2027	2,610,000	1,838,275
Chicago, IL, “B”, 5.25%, 1/01/2029	3,150,000	3,334,810
Chicago, IL, “C”, 5%, 1/01/2026	1,960,000	2,096,044
Chicago, IL, “C”, NATL, 5%, 1/01/2028	275,000	275,699
Chicago, IL, “C”, NATL, 5%, 1/01/2029	5,205,000	5,217,856
Chicago, IL, “D”, 5.5%, 1/01/2033	1,630,000	1,729,381
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	1,810,000	1,567,279
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	1,540,000	1,269,391
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	12,640,000	7,999,603
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2029	4,250,000	2,548,257
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2030	1,730,000	982,346
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2019	1,105,000	1,072,745
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	835,000	723,027
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	1,020,000	840,766
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	4,335,000	3,052,057
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2028	5,515,000	3,490,333
Chicago, IL, Board of Education, “C”, AGM, 5%, 12/01/2032	14,335,000	14,365,820
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	10,350,000	10,376,806
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	380,000	405,791
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	2,015,000	2,119,437
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	1,780,000	1,867,131
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	18,690,000	21,316,132
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2034	1,250,000	1,265,750
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2035	1,500,000	1,514,130

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046	$7,105,000	$ 8,278,391
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AAC, 5.5%, 12/01/2019	450,000	459,882
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2029	1,230,000	1,356,948
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	800,000	877,640
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	800,000	874,144
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	800,000	871,352
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	715,000	775,668
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	715,000	773,201
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	515,000	554,707
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	5,735,000	5,801,526
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2036	8,650,000	8,718,767
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	10,610,000	10,609,363
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2027	3,180,000	2,239,738
Chicago, IL, General Obligation, “A”, 6%, 1/01/2038	10,525,000	11,676,435
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	740,000	803,115
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	2,065,000	2,206,845
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	6,550,000	6,919,682
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	675,000	736,216
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	335,000	364,694
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,350,000	1,475,591
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	4,970,000	5,452,090
Chicago, IL, O'Hare International Airport Rev., Third Lien, “A”, Unrefunded Balance, 5.625%, 1/01/2035	1,055,000	1,115,283
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	540,000	571,563
Chicago, IL, Wastewater Transmission Rev., “B”, AGM, 5%, 1/01/2031	4,140,000	4,509,950
Cook County, IL, 5%, 11/15/2034	835,000	907,436
Cook County, IL, 5%, 11/15/2035	3,030,000	3,284,096
Cook County, IL, Community College District 508 (City Colleges), BAM, 5%, 12/01/2047	7,945,000	8,304,432
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	879,000	879,466
Illiinois Railsplitter Tobacco Settlement Authority Rev., 5%, 6/01/2027	4,970,000	5,546,570
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 10/01/2041	2,000,000	2,093,940
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/2034	700,000	721,798
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/2045	1,800,000	1,849,662
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027 (Prerefunded 5/15/2020)	1,470,000	1,554,834
Illinois Finance Authority Rev. (Christian Homes, Inc.), 6.125%, 5/15/2027	2,680,000	2,788,781
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2036	760,000	781,113
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2040	1,690,000	1,725,051
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,000,000	2,138,020
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,000,000	2,126,560
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	2,745,000	2,764,984
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	3,410,000	3,485,293
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/2027	680,000	712,626
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/2042	3,505,000	3,617,475
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	3,020,000	3,201,532
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7%, 11/15/2029 (Prerefunded 5/15/2019)	3,025,000	3,105,223
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7.125%, 11/15/2037 (Prerefunded 5/15/2019)	2,555,000	2,624,445
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 2.929% (70% of LIBOR - 1mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	1,070,000	1,073,938
Illinois Finance Authority Rev. (Presence Health Network), “A”, 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	3,830,000	3,998,903
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	2,625,000	2,876,291
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	9,860,000	9,479,207
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	5,515,000	5,985,429
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	4,125,000	4,355,876
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	1,305,000	1,413,811
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	2,455,000	2,509,378
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	6,045,000	6,273,017
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	640,000	673,286
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	940,000	984,697
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	755,000	792,018
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	970,000	1,013,960

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	$1,500,000	$ 1,556,445
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	2,545,000	2,642,423
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2032	205,000	223,639
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	115,000	124,684
Illinois Finance Authority Rev., Friendship Village of Schaumburg, 5%, 2/15/2037	12,490,000	11,477,311
Illinois Finance Authority Rev., Friendship Village of Schaumburg, ETM, 7.25%, 2/15/2045 (Prerefunded 2/15/2020)	3,600,000	3,822,012
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	415,000	440,410
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	825,000	866,217
Illinois Finance Authority Student Housing and Academic Facility Rev. (CHF-Chicago, LLC-University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	415,000	434,190
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031 (Prerefunded 4/01/2021)	1,875,000	2,070,244
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	5,785,000	6,149,397
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	560,000	604,638
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	14,375,000	15,699,944
Illinois Sports Facilities Authority, AAC, 5.5%, 6/15/2030	1,600,000	1,603,792
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	2,325,000	2,500,189
Illinois Toll Highway Authority Rev., “C”, 5%, 1/01/2037	7,500,000	8,127,225
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	2,657,000	2,661,969
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “B-1”, Capital Appreciation, AGM, 0%, 6/15/2046	15,000,000	3,855,300
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “B-1”, Capital Appreciation, AGM, 0%, 6/15/2047	29,475,000	7,191,900
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, Capital Appreciation, AGM, 0%, 6/15/2026	3,390,000	2,488,294
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,450,000	1,494,834
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,500,000	1,550,610
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	980,000	904,011
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	1,120,000	1,015,560
State of Illinois, 5%, 6/01/2020	5,595,000	5,755,856
State of Illinois, 5%, 11/01/2027	20,135,000	20,888,250
State of Illinois, 5%, 1/01/2028	550,000	561,407
State of Illinois, 5%, 5/01/2028	4,130,000	4,227,551
State of Illinois, 5.25%, 7/01/2028	3,260,000	3,420,327
State of Illinois, 5%, 11/01/2028	2,595,000	2,665,558
State of Illinois, 5%, 2/01/2029	2,820,000	2,888,723
State of Illinois, 4.125%, 11/01/2031	2,195,000	2,050,942
State of Illinois, 4.5%, 11/01/2039	2,420,000	2,266,790
State of Illinois, AGM, 5%, 2/01/2027	2,040,000	2,194,530
State of Illinois, NATL, 6%, 11/01/2026	5,955,000	6,667,516
State of Illinois, “A”, 5%, 12/01/2020	3,995,000	4,141,776
State of Illinois, “B”, 5%, 12/01/2020	2,205,000	2,286,012
State of Illinois, “D”, 5%, 11/01/2028	7,380,000	7,600,957
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 11/15/2040	1,080,000	1,109,430
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 11/15/2045	1,250,000	1,286,050
		$ 492,856,359
Indiana - 1.5%
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 11/15/2042	$2,500,000	$ 2,361,775
Indiana Development Finance Authority Solid Water Disposal Rev. (Waste Management, Inc. Project), 2.95%, 10/01/2031 (Put Date 10/01/2021)	1,580,000	1,580,000
Indiana Finance Authority Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	6,955,000	7,199,468
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/2032	1,790,000	1,809,117
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/2039	1,215,000	1,246,371
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	460,000	485,479
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,155,000	1,198,682
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	2,095,000	2,211,503
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	5,350,000	5,617,072

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	$3,260,000	$ 3,412,829
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2048	3,230,000	3,373,832
Indianapolis, IN, Water System Rev., “A”, 5%, 10/01/2036	6,000,000	6,759,000
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	1,430,000	1,455,954
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2032	600,000	660,336
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2033	440,000	482,090
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	550,000	598,593
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2038	1,640,000	1,769,068
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/2039 (Prerefunded 1/01/2019)	4,760,000	4,796,319
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/2039	4,600,000	4,605,152
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/2028 (Prerefunded 10/01/2019)	1,445,000	1,493,668
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	4,370,000	4,991,021
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	10,875,000	12,481,020
		$ 70,588,349
Iowa - 0.8%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2030	$800,000	$ 868,264
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2031	1,480,000	1,601,804
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	715,000	770,606
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	1,245,000	1,300,838
Iowa Student Loan Liquidity Corp. Rev., “A”, 3.75%, 12/01/2033	5,310,000	5,062,076
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	1,425,000	1,449,553
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	265,000	271,333
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	645,000	664,169
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	645,000	663,821
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	75,000	77,148
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	1,320,000	1,357,132
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/2034	4,295,000	4,307,155
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “C”, 5.375%, 6/01/2038	4,500,000	4,511,745
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “C”, 5.625%, 6/01/2046	15,405,000	15,424,564
		$ 38,330,208
Kansas - 0.7%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	$3,600,000	$ 3,827,772
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	1,500,000	1,598,490
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,405,000	1,458,854
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	615,000	631,420
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), 7.125%, 5/15/2029 (Prerefunded 5/15/2019)	1,555,000	1,597,685
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	1,085,000	1,149,981
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	985,000	1,035,314
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	1,280,000	1,313,178
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2043	4,000,000	4,049,840
Wichita, KS, Health Care Facilities Rev. (Kansas Masonic Home), “II-A”, 5%, 12/01/2031	620,000	632,778
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	4,165,000	4,420,773
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	605,000	625,860
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	710,000	724,015
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	605,000	582,439
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	1,860,000	1,876,814
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 5%, 5/15/2029	500,000	502,195
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 6.5%, 5/15/2048	1,500,000	1,599,660
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 3%, 9/01/2023	1,535,000	1,524,639
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	2,845,000	2,811,799
Wyandotte County, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	1,660,000	1,628,477
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	1,740,000	1,890,840
		$ 35,482,823

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - 1.9%
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2032	$765,000	$ 847,911
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2033	760,000	839,154
Commonwealth of Kentucky State Property & Buildings Commission Rev. (Project No. 119), BAM, 5%, 5/01/2034	870,000	957,679
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/2035	2,840,000	2,990,179
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	5,105,000	4,890,488
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	4,855,000	4,658,470
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	2,997,290
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	1,325,000	1,366,473
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	1,250,000	1,315,250
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	13,475,000	14,048,092
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	5,245,000	5,448,663
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	3,040,000	3,138,344
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,995,000	2,048,127
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,555,000	1,614,759
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	2,490,000	2,547,444
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6%, 6/01/2030 (Prerefunded 6/01/2020)	3,460,000	3,664,175
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	6,255,000	6,660,324
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	1,955,000	2,085,144
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2045	2,860,000	3,089,458
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2047	1,605,000	1,702,038
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 5/15/2041 (Prerefunded 5/15/2021)	3,000,000	3,364,560
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 5/15/2046 (Prerefunded 5/15/2021)	1,495,000	1,681,247
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	2,505,000	2,584,258
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	6,945,000	7,080,219
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	1,755,000	1,783,606
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	1,440,000	1,514,261
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	2,290,000	2,399,874
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/2039	1,635,000	1,674,305
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/2039	1,830,000	1,879,099
University of Kentucky, General Receipts, “A”, 5%, 4/01/2036	1,460,000	1,611,782
		$ 92,482,673
Louisiana - 1.3%
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 1/01/2039 (Prerefunded 1/01/2021)	$1,500,000	$ 1,615,785
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.25%, 7/01/2031	3,200,000	3,178,272
Jefferson Parish, LA, Hospital Service District No. 2 Hospital Rev. (East Jefferson General Hospital), 6.375%, 7/01/2041	2,000,000	1,948,540
Louisiana Housing Corp. Single Family Mortgage Rev. (Home Ownership Program), “A-1”, 4.5%, 12/01/2047	1,125,000	1,200,476
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032	900,000	915,867
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Cameron Parish, Louisiana Gomesa Project), 5.65%, 11/01/2037	1,200,000	1,205,460
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	7,880,000	7,920,424

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	$560,000	$ 601,625
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,445,000	2,604,072
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	1,145,000	1,228,322
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	4,435,000	4,795,832
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/2029	2,990,000	3,195,204
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/2035	4,000,000	4,288,760
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.125%, 2/01/2037	3,480,000	3,585,096
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.25%, 2/01/2047	2,830,000	2,913,881
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	6,470,000	6,699,361
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	4,725,000	3,943,958
New Orleans, LA, Aviation Board Special Facility Rev. (Consolidated Rental Car Project), “A”, 6.25%, 1/01/2030	2,050,000	2,064,084
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2043	1,100,000	1,199,605
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2048	1,790,000	1,944,423
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	875,000	945,831
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2045	2,405,000	2,588,958
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2045	1,095,000	1,180,103
		$ 61,763,939
Maine - 0.2%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025)	$2,685,000	$ 2,653,183
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025	6,170,000	6,511,386
		$ 9,164,569
Maryland - 1.2%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2039	$1,465,000	$ 1,546,220
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,300,000	1,367,171
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	2,090,000	2,191,741
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	2,680,000	2,796,446
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	2,930,000	2,957,923
Howard County, MD, Retirement Rev. (Vantage House Facility), 5%, 4/01/2036	1,225,000	1,236,674
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034	850,000	828,759
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039	745,000	730,689
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047	2,190,000	2,148,609
Maryland Department of Housing & Community Development Administration, “A”, 4.5%, 9/01/2048 (u)	8,570,000	9,109,481
Maryland Department of Housing & Community Development Administration, “B”, 4.5%, 9/01/2048 (u)	6,965,000	7,354,552
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/2025 (Prerefunded 6/01/2020)	885,000	930,091
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2030	1,070,000	1,185,870
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2031	350,000	386,117
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2032	985,000	1,079,146
Maryland Economic Development Corp. Rev. (Transportation Facilities Project), “A”, 5%, 6/01/2035	1,775,000	1,926,834
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	175,000	166,313
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	525,000	480,685
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,960,000	1,756,356
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), “A”, 5.5%, 1/01/2036	2,290,000	2,535,511
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	2,360,000	2,554,558
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,380,000	1,475,965

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	$860,000	$ 917,207
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	3,835,000	4,041,438
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	890,000	923,295
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	1,530,000	1,574,676
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	1,605,000	1,645,911
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	2,600,000	2,704,000
		$ 58,552,238
Massachusetts - 3.1%
Commonwealth of Massachusetts Transportation Fund Rev., “A”, 5%, 6/01/2043	$13,150,000	$ 14,597,157
Commonwealth of Massachusetts, “A”, 5%, 1/01/2047	13,375,000	14,770,012
Massachusetts Bay Transportation Authority, Subordinated Sales Tax Rev., “A-2”, 5%, 7/01/2041	5,000,000	5,524,650
Massachusetts Bay Transportation Authority, Subordinated Sales Tax Rev., “A-2”, 5%, 7/01/2042	5,000,000	5,516,800
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	2,535,000	2,791,643
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	9,250,000	9,261,563
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,450,000	1,558,765
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,015,000	3,227,407
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	835,000	889,091
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2035	9,160,000	9,650,426
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,930,000	3,070,259
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2027	3,690,000	3,994,277
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,045,710
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2042	3,000,000	3,115,200
Massachusetts Development Finance Agency Rev. (Lawrence General Hospital), 5%, 7/01/2042	2,900,000	3,015,565
Massachusetts Development Finance Agency Rev. (Lawrence General Hospital), 5%, 7/01/2047	7,500,000	7,771,575
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 4.68%, 11/15/2021	220,000	220,220
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2031	869,621	893,075
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2039	218,601	224,497
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2046	525,000	539,096
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/2046	25,803	25,805
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	289,249	56,077
Massachusetts Development Finance Agency Rev. (Newbridge On The Charles, Inc.), 5%, 10/01/2037	400,000	413,944
Massachusetts Development Finance Agency Rev. (Newbridge On The Charles, Inc.), 5%, 10/01/2047	1,380,000	1,411,823
Massachusetts Development Finance Agency Rev. (Newbridge On The Charles, Inc.), 5%, 10/01/2057	4,580,000	4,652,227
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023)	1,350,000	1,587,452
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023)	2,080,000	2,468,128
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	40,000	40,558
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	170,000	185,125
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2033	430,000	487,474
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2024	1,400,000	1,544,284
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2025	800,000	888,664
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	480,000	521,419
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	645,000	698,677
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2035	325,000	350,805
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,685,000	1,806,674
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	1,120,000	1,194,883
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	985,000	1,046,415
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	1,043,731
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	685,000	698,159
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2030	975,000	986,564
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	665,000	670,353
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	250,000	259,245
Massachusetts Educational Financing Authority, Education Loan Rev., “Issue E”, “C”, 4.125%, 7/01/2046	6,585,000	6,246,070
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	1,010,000	1,031,230
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	1,050,000	1,073,604
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	15,485,000	14,814,344

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	$2,285,000	$ 2,186,037
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University), 6.25%, 7/01/2030 (Prerefunded 7/01/2019)	3,900,000	4,011,540
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev., Unrefunded Balance (Suffolk University), 6.25%, 7/01/2030	2,230,000	2,283,877
Massachusetts Housing Finance Agency, Single Family Housing Rev., “169”, 4%, 12/01/2029	60,000	60,000
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/2039	825,000	847,762
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	340,000	358,173
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AAC, 5%, 1/01/2027	2,760,000	2,814,896
		$ 150,443,007
Michigan - 1.6%
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5.25%, 7/01/2039	$9,635,000	$ 10,199,418
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/2039	3,190,000	3,367,683
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	375,000	390,821
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5.25%, 7/01/2041	2,055,000	2,176,245
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	535,000	556,186
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2036	725,000	789,097
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2038	665,000	719,976
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2043	1,185,000	1,273,306
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	555,000	568,736
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	1,275,000	1,296,254
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 5/15/2027	750,000	750,210
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 5/15/2036	3,050,000	3,049,756
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	635,000	650,551
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	800,000	825,064
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/2033	1,105,000	1,197,743
Michigan Finance Authority Hospital Rev. (Sparrow Obligated Group), 5%, 11/15/2045	7,000,000	7,444,570
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	875,000	945,884
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	2,070,000	2,228,811
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	1,355,000	1,453,156
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-1”, 5%, 7/01/2044	2,375,000	2,510,636
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-2”, 5%, 7/01/2034	885,000	954,526
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-2”, 5%, 7/01/2044	1,365,000	1,430,465
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department), “C-6”, 5%, 7/01/2033	2,280,000	2,450,590
Michigan Finance Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2034	2,225,000	2,469,861
Michigan Finance Authority Refunding Rev. (Trinity Health Credit Group), 5%, 12/01/2037	1,000,000	1,094,610
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039 (Prerefunded 11/15/2019)	4,405,000	4,570,760
Michigan Housing Development Authority, “A”, 4%, 6/01/2046	5,405,000	5,552,286
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2046	1,635,000	1,640,052
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051	900,000	899,928
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	1,050,000	1,102,763
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046	2,070,000	2,076,396
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051	2,070,000	2,069,834
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	2,215,000	2,395,500
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	750,000	818,843
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	575,000	617,947
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,240,000	1,329,119
Western Michigan University Rev., “A”, 5%, 11/15/2040	1,250,000	1,367,850
		$ 75,235,433

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - 0.4%
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	$500,000	$ 514,390
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	3,106,230
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,070,000	2,002,828
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	3,680,000	3,892,630
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,065,000	1,971,621
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	2,905,000	3,061,434
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	1,175,000	1,205,444
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 4.75%, 7/01/2029	250,000	247,103
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.25%, 7/01/2033	420,000	423,167
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052	705,000	704,944
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/2031	630,000	680,312
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/2042 (Prerefunded 9/01/2021)	1,260,000	1,407,357
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 8/01/2028	250,000	254,550
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 8/01/2036	1,250,000	1,267,100
		$ 20,739,110
Mississippi - 0.8%
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.25%, 10/01/2026	$1,350,000	$ 1,401,084
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.5%, 10/01/2031	2,045,000	2,120,931
Mississippi Home Corp. Single Family Mortgage Rev., “A”, 4%, 12/01/2044	2,975,000	3,111,344
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,845,000	1,974,058
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	4,810,000	5,203,410
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “B-2”, 2.125%, 9/01/2022 (Put Date 1/09/2019)	1,650,000	1,648,416
University of Mississippi Medical Center Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2030	3,900,000	4,367,064
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2043	8,920,000	9,662,322
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048	7,750,000	8,345,433
		$ 37,834,062
Missouri - 0.9%
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/2026 (d)(q)	$2,495,000	$ 1,284,925
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	1,070,000	1,085,248
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/2034	1,590,000	1,612,483
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 4.375%, 2/01/2031	1,795,000	1,785,630
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040	2,140,000	2,169,190
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050	5,740,000	5,703,321
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	465,000	499,703
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,714,960
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,384,617
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	1,735,000	1,893,405
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	915,000	940,199
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	775,000	799,901
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 5/01/2023	1,170,000	1,151,069
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	695,000	716,309
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	490,000	497,855
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	1,355,000	1,375,447
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	1,165,000	1,040,368
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2041	1,195,000	1,201,310

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	$1,170,000	$ 1,164,267
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	2,110,000	2,117,786
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	4,220,000	4,245,151
St. Louis, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	3,620,000	3,716,002
St. Louis, MO, Land Clearance Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 9/01/2035	3,625,000	3,709,209
		$ 42,808,355
Montana - 0.2%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A”, 4%, 6/01/2049	$1,045,000	$ 1,088,974
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2043	3,840,000	4,038,105
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2048	5,530,000	5,793,007
		$ 10,920,086
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2034	$1,200,000	$ 1,353,240
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2036	1,940,000	2,174,953
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), “A”, 5%, 9/01/2042	3,875,000	4,289,005
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	330,000	331,195
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	1,315,000	1,354,792
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, 4%, 9/01/2048 (u)	5,155,000	5,375,582
		$ 14,878,767
Nevada - 0.3%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029	$595,000	$ 590,347
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035	1,715,000	1,727,159
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038	945,000	946,068
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	2,205,000	2,213,357
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048	1,625,000	1,602,494
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2037	1,000,000	1,003,880
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047	1,015,000	1,002,698
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2033	85,000	93,849
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	110,000	119,907
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	435,000	416,773
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	545,000	521,925
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), Capital Appreciation, “C”, 0%, 7/01/2058	52,000,000	5,329,480
		$ 15,567,937
New Hampshire - 0.6%
National Finance Authority, New Hampshire Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042	$7,730,000	$ 7,543,089
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	4,935,000	5,112,315
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	760,000	792,870
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	985,000	986,468
New Hampshire Health & Education Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2033	3,475,000	3,725,686
New Hampshire Health & Education Facilities Authority Rev. (Elliot Hospital), 5%, 10/01/2038	3,500,000	3,686,760
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	1,820,000	2,008,206
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,825,000	1,983,775

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Hampshire - continued
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 7/01/2041	$2,625,000	$ 2,792,527
		$ 28,631,696
New Jersey - 5.0%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2032	$295,000	$ 322,706
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	390,000	419,094
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	490,000	522,252
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	2,340,000	2,277,756
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	430,000	473,701
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	445,000	474,873
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	690,000	734,036
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	2,570,000	2,726,924
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	1,305,000	1,382,530
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 10/01/2021	120,000	125,106
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2028	1,500,000	1,707,705
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	9,985,000	11,078,657
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.375%, 1/01/2024	650,000	654,732
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.875%, 1/01/2029	2,300,000	2,328,635
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/2034	4,350,000	4,387,105
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.125%, 1/01/2039	1,625,000	1,638,439
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/2044	4,625,000	4,674,626
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2037	2,530,000	2,712,135
New Jersey Economic Development Authority Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2042	2,810,000	2,987,114
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	105,000	109,454
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	615,000	650,695
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	705,000	755,210
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	985,000	1,046,021
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,577,422
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	325,000	359,814
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	325,000	350,542
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	1,053,059
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	1,060,000	1,132,928
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	530,000	565,436
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2034	825,000	867,405
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2035	690,000	722,423
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2042	3,850,000	3,974,971
New Jersey Economic Development Authority Rev., School Facilities Construction, “NN”, 5%, 3/01/2027	5,865,000	6,210,566
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	2,335,000	2,375,255
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/2023	7,870,000	8,389,735
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	5,770,000	6,183,017
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	1,820,000	2,020,091
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	8,595,000	9,539,934
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	3,685,000	3,804,689
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	1,585,000	1,522,852
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2031 (u)	8,500,000	7,943,505
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	400,000	421,828
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	5,075,000	5,712,166
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	1,560,000	1,740,929

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/2032 (Prerefunded 6/01/2019)	$4,280,000	$ 4,417,131
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	10,225,000	10,934,615
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	1,710,000	1,823,629
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	1,710,000	1,816,772
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2033	1,450,000	1,534,753
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	1,455,000	1,535,418
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	1,285,000	1,349,918
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,490,000	1,557,080
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	2,475,000	2,580,608
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1A”, 2.75%, 12/01/2027	6,835,000	6,512,935
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	2,105,000	2,100,327
New Jersey Tobacco Settlement Financing Corp., “B”, 5%, 6/01/2046	21,365,000	21,640,181
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	4,490,000	5,100,191
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	3,270,000	3,570,284
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2031	2,180,000	2,360,569
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	4,395,000	4,854,058
New Jersey Transportation Trust Fund Authority, Transportation Program, “AA”, 5%, 6/15/2038	2,500,000	2,585,150
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 6/15/2019	610,000	619,449
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2035	5,000,000	5,267,700
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 12/15/2036	5,000,000	5,238,500
New Jersey Transportation Trust Fund Authority, Transportation System, “C”, 5%, 6/15/2042	3,350,000	3,441,622
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “A”, 0%, 12/15/2037	50,000,000	19,485,500
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	4,750,000	2,108,810
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	12,405,000	5,196,703
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	4,765,000	2,591,683
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NATL, 0%, 12/15/2031	15,000,000	8,323,500
		$ 239,205,159
New Mexico - 0.4%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	$11,915,000	$ 12,517,780
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	1,850,000	1,930,197
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “C”, FNMA, 4%, 1/01/2049	3,380,000	3,530,816
		$ 17,978,793
New York - 4.2%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$2,265,000	$ 2,373,448
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	1,000,000	1,059,770
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	2,075,000	2,172,089
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046	1,315,000	1,200,911
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “B”, 5%, 7/01/2021	170,000	166,857
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,860,000	3,612,767
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	4,025,000	3,626,686
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	7,565,000	1,934,219
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Convertible Capital Appreciation, “C”, 0% to 1/01/2024, 5.625% to 1/01/2055	8,890,000	7,252,017
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	2,000,000	2,162,980
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, Unrefunded Balance, 5.75%, 2/15/2047	1,230,000	1,316,248
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	785,000	837,579
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	2,130,000	2,241,953
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	990,000	1,039,084

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033	$800,000	$ 864,232
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/2030 (Prerefunded 2/15/2019)	1,570,000	1,590,944
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035 (Prerefunded 2/15/2019)	975,000	987,343
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 5%, 12/01/2040	1,000,000	1,056,730
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	1,500,000	1,610,250
New York Environmental Facilities Corp., Revolving Fund Rev. Subordinated Bonds (New York City Municipal Water Finance Authority Project), “E”, 5%, 6/15/2042	7,000,000	7,791,700
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	23,495,000	27,846,274
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	24,520,000	25,109,215
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	5,850,000	6,024,330
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	4,760,000	4,945,830
New York Mortgage Agency Rev., “208”, 4%, 10/01/2048	8,710,000	9,053,958
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	8,340,000	8,673,433
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	5,220,000	5,387,144
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	5,275,000	5,722,478
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2033	3,080,000	3,328,926
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2034	1,730,000	1,864,300
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,270,000	1,233,043
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	10,911,318	11,143,511
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	975,000	1,077,492
New York, NY, City Transitional Finance Authority Rev., “F-1”, 5%, 5/01/2042	7,390,000	8,135,947
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042	6,865,000	6,673,398
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph's Hospital Health Center), 5%, 7/01/2025 (Prerefunded 7/01/2019)	505,000	515,231
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph's Hospital Health Center), 5.125%, 7/01/2031 (Prerefunded 7/01/2019)	510,000	520,751
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph's Hospital Health Center), 5%, 7/01/2042 (Prerefunded 7/01/2022)	3,110,000	3,412,541
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (The Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	7,100,000	7,272,885
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,435,000	2,610,271
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	2,780,000	2,976,574
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	825,000	877,610
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	410,000	434,625
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	3,020,000	3,091,816
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	3,490,000	3,332,043
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	7,780,000	7,197,200
		$ 203,358,633
North Carolina - 0.5%
Charlotte, NC, Water & Sewer Systems Rev., 4%, 7/01/2047	$2,500,000	$ 2,515,850
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	1,040,000	1,120,465
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	1,320,000	1,374,740
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	765,000	789,847
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2026	3,585,000	3,808,525
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2030	1,500,000	1,559,550
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,265,000	1,314,133
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2041	1,745,000	1,784,594
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2046	1,815,000	1,850,211
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	505,000	539,052

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$990,000	$ 1,050,043
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	2,015,000	2,135,840
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	805,000	853,276
University of North Carolina at Wilmington (Student Housing Projects), 5%, 6/01/2029	1,190,000	1,328,135
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	955,000	1,052,276
		$ 23,076,537
North Dakota - 0.5%
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	$2,610,000	$ 2,752,141
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	3,050,000	3,162,697
Country of Ward, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2043	9,245,000	9,492,489
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/2034	450,000	461,497
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “B”, 4%, 1/01/2036	1,080,000	1,111,050
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	7,075,000	7,459,951
		$ 24,439,825
Ohio - 7.2%
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/2042	$3,440,000	$ 3,690,294
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/2045 (Prerefunded 6/01/2020)	5,990,000	6,348,322
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	32,590,000	31,489,110
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.375%, 6/01/2024	16,330,000	15,933,997
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.875%, 6/01/2030	26,600,000	26,149,662
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.75%, 6/01/2034	4,485,000	4,318,651
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	11,225,000	11,043,604
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	91,630,000	92,615,022
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	14,535,000	14,672,937
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2035	1,500,000	1,472,685
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2036	2,000,000	1,939,880
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2037	1,250,000	1,206,300
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/2040 (Prerefunded 11/01/2020)	1,820,000	1,934,514
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/2040 (Prerefunded 11/01/2020)	2,210,000	2,359,794
Butler County, OH, Hospital Facilities Rev. (UC Health), ETM, 5.5%, 11/01/2040 (Prerefunded 11/01/2020)	3,615,000	3,842,456
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	920,000	956,092
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	2,480,000	2,544,356
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	915,000	935,405
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/2044	1,025,000	1,042,353
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), “B”, 7%, 5/15/2040	1,085,000	1,163,630
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5%, 2/15/2042	3,915,000	4,037,970
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 4.75%, 2/15/2047	5,240,000	5,081,018
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.25%, 2/15/2047	14,205,000	14,924,057
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2052	875,000	921,288
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5%, 2/15/2057	3,355,000	3,368,286
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2057	13,520,000	14,178,559
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/2034	1,380,000	1,444,294
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/2044	2,055,000	2,127,418
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042	8,185,000	8,921,159
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043	460,000	461,403
Lucas County, OH, Hospital Rev. (Promedica Healthcare), “A”, 5.25%, 11/15/2048	1,700,000	1,774,103
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/2030	2,235,000	2,327,529
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/2040	3,230,000	3,383,910
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	1,835,000	1,813,806
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038	2,325,000	2,282,941
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048	3,115,000	3,114,813
Ohio Educational Facility Commission Rev. (The Cleveland Institute of Art Project), 5%, 12/01/2038	680,000	670,650
Ohio Educational Facility Commission Rev. (The Cleveland Institute of Art Project), 5.25%, 12/01/2043	1,390,000	1,397,506
Ohio Educational Facility Commission Rev. (The Cleveland Institute of Art Project), 5.25%, 12/01/2048	1,000,000	1,001,510
Ohio Educational Facility Commission Rev. (The Cleveland Institute of Art Project), 5.5%, 12/01/2053	1,000,000	1,016,980
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2048 (u)	10,000,000	10,721,000
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,865,000	8,444,179

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	$3,735,000	$ 3,742,470
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	690,000	740,349
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.75%, 12/01/2032	3,725,000	3,926,448
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	2,645,000	2,707,501
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	1,715,000	1,676,567
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	2,100,000	2,147,754
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	400,000	428,012
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	3,649,099
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	8,827,999
		$ 346,919,642
Oklahoma - 1.1%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$835,000	$ 824,880
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 8/25/2026 (n)	2,610,000	2,973,155
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,390,000	1,443,334
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2029	695,000	769,177
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2033	3,525,000	3,804,956
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	4,935,000	5,176,075
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	5,285,000	5,612,829
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	4,930,000	5,219,736
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), ''A'', 4.75%, 9/01/2048	4,475,000	4,836,535
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 11/01/2045 (Prerefunded 5/01/2020)	3,500,000	3,751,930
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	660,000	694,386
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/2027	4,795,000	4,928,828
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	2,005,000	2,115,195
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	5,260,000	5,537,570
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	6,615,000	6,964,074
		$ 54,652,660
Oregon - 0.2%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/2029	$655,000	$ 683,846
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	1,100,000	1,169,509
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2040	815,000	850,542
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 9/01/2030 (Prerefunded 9/01/2020)	2,195,000	2,324,922
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 9/01/2040 (Prerefunded 9/01/2020)	4,100,000	4,400,694
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,160,000	1,251,791
		$ 10,681,304
Pennsylvania - 7.3%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2037	$700,000	$ 741,412
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2047	930,000	975,114
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	17,450,000	16,286,608
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2023	395,000	416,429
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028	765,000	822,452
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033	765,000	812,522
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042	2,175,000	2,266,828
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032	2,505,000	2,656,152
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042	1,990,000	2,066,734
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	1,110,000	1,139,692
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2042	4,605,000	4,693,646
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	445,000	489,812

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$460,000	$ 504,588
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	390,000	426,629
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	175,000	190,911
Blythe Township, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037	4,825,000	4,950,788
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	826,117
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	815,000	816,891
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,753,390
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	885,000	888,204
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	2,040,000	2,063,725
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	610,000	612,629
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2037	1,735,000	1,820,987
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	1,395,000	1,538,950
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	1,195,000	1,312,241
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	605,000	662,318
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2030	1,035,000	1,063,483
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	4,300,000	4,404,963
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	965,000	979,803
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 1/01/2045	7,220,000	7,403,099
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,660,000	1,765,111
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	855,000	920,741
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029 (Prerefunded 1/01/2019)	815,000	820,371
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	6,355,000	6,399,421
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039	705,000	710,104
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), Unrefunded Balance, 6.125%, 1/01/2029	90,000	90,616
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,335,000	1,411,762
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	330,000	351,305
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	420,000	440,824
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	325,000	337,968
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	180,000	186,539
Erie County, PA, Water Authority Rev., “D”, BAM, 4%, 12/01/2038	750,000	751,215
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	2,795,000	2,834,689
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	3,685,000	3,719,713
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	3,730,000	3,753,350
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	3,660,000	3,662,708
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	5,045,000	4,908,028
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2046	3,450,000	3,310,068
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2051	3,280,000	3,036,919
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2027	580,000	636,173
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2035	210,000	223,518
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	7,735,000	8,311,490
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	6,760,000	7,449,452
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2036	8,510,000	9,016,770
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	8,275,000	8,133,084
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/2050	3,915,000	4,109,693
Northeastern PA, Hospital & Education Authority Rev. (Wilkes University Project), “A”, 5%, 3/01/2037	1,355,000	1,418,360
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	2,010,000	2,166,157

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	$9,950,000	$ 10,573,467
Pennsylvania Economic Development Financing Authority Rev., Solid Waste Refunding (Republic Services, Inc. Project), “A”, 2.05%, 4/01/2019 (Put Date 1/01/2019)	6,305,000	6,304,306
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	3,415,000	3,527,729
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/2042	2,525,000	2,565,122
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	740,000	780,892
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041 (Prerefunded 11/01/2021)	1,545,000	1,721,733
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 6.25%, 10/01/2043 (Prerefunded 10/01/2021)	8,435,000	9,348,510
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services, Inc. Housing Project), 5%, 10/01/2044 (Prerefunded 10/01/2022)	4,990,000	5,479,669
Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania), “A”, 5%, 2/15/2048	29,795,000	33,511,926
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	1,065,000	1,071,081
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2042	1,950,000	1,956,981
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 4%, 4/01/2026	1,035,000	1,008,380
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 5%, 4/01/2046	3,500,000	3,433,255
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035 (Prerefunded 8/01/2020)	470,000	499,596
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	885,000	886,841
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.25%, 8/01/2046	2,620,000	2,612,192
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	4,790,000	4,776,348
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,910,000	1,910,420
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	3,310,000	3,336,116
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,780,000	2,877,606
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	5,820,000	6,019,160
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	1,145,000	1,232,009
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	1,975,000	2,150,084
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	850,000	910,257
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	1,670,000	1,792,611
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	895,000	978,387
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	3,135,000	3,375,799
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “I”, 5%, 12/01/2037	2,655,000	2,793,591
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “I”, 5%, 12/01/2058	10,580,000	10,884,069
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “III”, 5.25%, 12/01/2047	3,245,000	2,978,099
Philadelphia, PA, Authority for Industrial Development, Multifamily Housing Rev. (University Square Apartment Project- Section 8), “III”, 5.5%, 12/01/2058	4,690,000	4,289,427
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	2,290,000	2,330,121
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	2,600,000	2,625,324
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	3,655,000	3,672,617
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2042	8,405,000	9,058,321
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	1,060,000	1,080,204
Philadelphia, PA, School District, “A”, 5%, 9/01/2033	405,000	443,147
Philadelphia, PA, School District, “A”, 5%, 9/01/2035	1,015,000	1,102,798
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	510,000	551,953
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	510,000	550,657
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	510,000	548,944
Philadelphia, PA, School District, “B”, 5%, 9/01/2043	1,525,000	1,628,685

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	$980,000	$ 1,050,727
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	245,000	261,998
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	3,340,000	3,223,601
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	3,000,000	3,187,170
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), 5%, 4/01/2028	1,740,000	1,831,263
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2032	11,030,000	12,031,303
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	19,350,000	21,036,159
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 4%, 7/01/2023	605,000	601,666
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	355,000	355,234
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2030	395,000	415,524
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2035	390,000	405,191
		$ 350,041,536
Puerto Rico - 9.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 7/01/2044	$10,000,000	$ 9,500,000
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	810,000	848,070
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	3,355,000	3,446,659
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2041	5,790,000	6,417,578
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	4,800,000	4,694,544
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	1,085,000	1,224,075
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	1,080,000	1,199,286
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	2,800,000	3,109,484
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	4,440,000	4,913,304
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	8,365,000	8,713,402
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	630,000	630,605
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	27,620,000	29,423,862
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	15,420,000	17,091,374
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	11,750,000	12,310,357
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, ASSD GTY, 5%, 7/01/2032	1,130,000	1,166,974
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2030	5,575,000	6,029,920
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	3,090,000	3,342,793
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	8,955,000	9,938,349
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	9,105,000	10,075,593
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	2,140,000	2,268,678
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	5,265,000	5,569,106
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “Y”, AGM, 6.25%, 7/01/2021	9,540,000	10,044,666
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2019	1,425,000	1,390,729
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2020	1,545,000	1,440,589
Commonwealth of Puerto Rico Highway & Transportation Authority Unrefunded Rev., “A”, NATL, 5%, 7/01/2038	810,000	810,073
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	750,000	800,310
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	2,320,000	2,392,338
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	875,000	913,430
Commonwealth of Puerto Rico, Public Improvement, AAC, 4.5%, 7/01/2023	515,000	515,304
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5.125%, 7/01/2030	7,405,000	7,744,001
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	12,830,000	13,544,631
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	1,345,000	1,395,451
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	465,000	489,492
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	3,665,000	3,794,228
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2020	840,000	842,134
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	11,555,000	11,561,355
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	555,000	545,976
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	2,345,000	2,291,980
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	65,000	66,507
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	2,165,000	2,267,534
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	380,000	380,004

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2022	$1,150,000	$ 1,157,889
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	240,000	241,032
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	260,000	260,949
Puerto Rico Electric Power Authority Rev., “RR”, ASSD GTY, 5%, 7/01/2028	185,000	193,695
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2021	2,010,000	2,026,944
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	695,000	699,768
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	280,000	280,000
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	3,825,000	3,846,573
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2020	815,000	822,302
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	1,230,000	1,235,289
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	65,000	65,194
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	490,000	508,889
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	1,705,000	1,705,068
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	885,000	894,762
Puerto Rico Electric Power Authority Rev., “V”, AGM, 5.25%, 7/01/2027	375,000	413,336
Puerto Rico Electric Power Authority Rev., “V”, NATL, 5.25%, 7/01/2033	8,935,000	9,451,086
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	475,000	505,115
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2026	1,070,000	1,140,727
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	3,765,000	4,008,483
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	5,165,000	5,489,207
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	35,080,000	37,189,360
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	4,530,000	4,411,087
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	4,780,000	4,782,486
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	165,000	163,060
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	60,000	59,869
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	570,000	572,548
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	715,000	713,498
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	645,000	643,387
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	200,000	195,000
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	2,645,000	2,565,650
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	980,000	957,950
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	1,330,000	1,260,175
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	1,120,000	1,033,200
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	1,625,000	1,515,312
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	525,000	465,937
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	260,000	227,175
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	5,450,000	5,847,032
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	11,530,000	12,476,844
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	1,145,000	1,248,016
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	9,895,000	10,845,316
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	17,840,000	19,617,756
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2028	1,075,000	1,185,015
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2029	13,415,000	7,607,915
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2037	8,455,000	3,133,254
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2043	2,295,000	618,135

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “A”, AAC, 0%, 7/01/2044	$7,350,000	$ 1,877,116
Puerto Rico Infrastructure Financing Authority Special Tax Rev., Capital Appreciation, “C”, AAC, 0%, 7/01/2028	1,085,000	648,949
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	325,000	340,568
Puerto Rico Public Buildings Authority Government Facilities Rev., “I”, ASSD GTY, 5%, 7/01/2036	735,000	760,431
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2023	3,400,000	3,693,998
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	1,470,000	1,521,832
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	490,000	506,018
Puerto Rico Public Buildings Authority Government Facilities Rev., “N”, ASSD GTY, 5%, 7/01/2032	690,000	718,738
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	6,225,000	6,592,026
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	1,940,000	1,978,994
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2047	78,835,000	16,851,770
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AAC, 0%, 8/01/2054	12,535,000	1,808,424
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	5,990,000	1,961,485
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	17,315,000	5,386,177
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	19,970,000	5,901,135
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	12,205,000	3,426,066
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	39,960,000	10,656,133
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	2,145,000	543,393
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	43,880,000	10,559,722
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	595,000	597,172
		$ 435,756,177
Rhode Island - 0.1%
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	$1,990,000	$ 1,988,229
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	2,890,000	2,772,521
		$ 4,760,750
South Carolina - 0.7%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$4,130,000	$ 4,320,063
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	3,240,000	3,087,137
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	3,570,000	3,679,563
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	3,515,000	3,547,971
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	1,905,000	1,917,344
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	815,143
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	925,000	946,210
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036	5,735,000	5,779,504
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	1,380,000	1,405,019
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 8/01/2039 (Prerefunded 8/01/2019)	940,000	966,264
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,590,000	1,607,347
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	1,260,000	1,267,686
South Carolina Port Authority Rev., 5.25%, 7/01/2050	1,485,000	1,604,290
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2049	1,750,000	1,811,897
		$ 32,755,438
South Dakota - 0.0%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/2034	$1,520,000	$ 1,639,822

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - 1.2%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2037	$750,000	$ 766,590
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2047	1,575,000	1,595,963
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	2,270,000	2,386,610
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	5,000,000	5,200,250
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/2043	3,000,000	2,514,660
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 7/01/2038 (Prerefunded 7/01/2020)	1,700,000	1,805,196
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2030	680,000	734,713
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2031	800,000	859,016
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health System, Inc.), 5%, 4/01/2036	500,000	527,725
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Trousdale Foundation Properties), “A”, 6.25%, 4/01/2049	9,915,000	9,600,199
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2040	3,000,000	3,215,490
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	500,000	507,570
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	1,000,000	1,023,980
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	2,105,000	2,294,997
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	3,625,000	4,043,796
Tennessee Housing Development Agency, Residential Financing Program Rev., “1”, 4%, 1/01/2043	2,680,000	2,796,366
Tennessee Housing Development Agency, Residential Financing Program Rev., “3”, 4.25%, 7/01/2049	2,940,000	3,099,025
Tennessee Housing Development Agency, Residential Financing Program Rev., “4”, 4.5%, 7/01/2049 (u)	13,705,000	14,676,684
		$ 57,648,830
Texas - 6.6%
Arlington, TX (Tarrant County), Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2037	$800,000	$ 891,040
Arlington, TX (Tarrant County), Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2038	655,000	726,257
Arlington, TX (Tarrant County), Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2043	3,400,000	3,730,480
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	820,000	824,330
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	3,681,987
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	1,060,000	1,008,760
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	1,750,000	1,619,957
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	1,695,000	1,536,755
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.375%, 8/15/2036	555,000	529,520
Arlington, TX, Higher Education Finance Corp. Education Rev. (Wayside Schools), “A”, 4.625%, 8/15/2046	1,040,000	989,196
Austin, TX, (Travis, Williamson and Hays Counties) Airport System Rev., “B”, 5%, 11/15/2041	930,000	996,662
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	890,000	987,197
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	1,325,000	1,467,742
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	260,000	277,196
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	615,000	669,710
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	400,000	436,332
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	585,000	632,993
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	1,315,000	1,407,063
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	845,000	932,204
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/2041 (Prerefunded 8/15/2021)	695,000	757,161
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	1,850,000	2,015,464
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	360,000	354,830
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	4,940,000	5,324,777
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	1,670,000	1,804,285
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/2038	4,430,000	4,583,101
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	4,370,000	4,654,487
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	9,175,000	9,600,628
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 3/01/2040 (Prerefunded 3/01/2020)	3,800,000	4,009,342
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	1,860,000	1,946,248
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	2,345,000	2,389,625
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	875,000	883,444
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/2036 (a)(d)	746,831	7
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Brazos Presbyterian Homes Inc. Project), 7%, 1/01/2043 (Prerefunded 1/01/2023)	2,265,000	2,665,588

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/2035 (Prerefunded 12/01/2018)	$2,400,000	$ 2,410,320
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	1,425,000	1,541,180
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	185,000	199,770
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	450,000	484,407
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2034	4,580,000	2,244,017
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2038	40,280,000	14,974,493
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	745,000	259,998
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	1,865,000	502,655
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2026	1,335,000	1,423,297
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	7,680,000	8,258,381
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	3,075,000	3,143,665
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	4,655,000	4,924,199
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	9,905,000	10,525,845
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	6,515,000	6,941,667
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	100,000	100,187
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	1,290,000	1,352,629
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	1,670,000	1,722,622
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), ''A“, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	4,385,000	4,567,372
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 6.25%, 2/15/2037 (Prerefunded 2/15/2019)	4,340,000	4,393,642
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), ”A“, 6.3%, 11/01/2029	2,680,000	2,802,369
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2024	300,000	314,733
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2030	905,000	929,390
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/2030	750,000	771,428
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2036	500,000	505,050
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/2042	1,750,000	1,768,007
Mission, TX, Economic Development Corp. (NatGasoline Project), 4.625%, 10/01/2031	4,240,000	4,225,542
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 1.85%, 1/01/2026 (Put Date 2/01/2019)	7,000,000	7,000,000
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton, L.L.C. - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	460,000	494,077
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton, L.L.C. - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2048	1,905,000	2,013,204
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton, L.L.C. - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,685,000	1,760,791
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2037	2,000,000	2,017,220
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2042	2,000,000	1,999,840
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), ”A“, 5%, 11/15/2026	295,000	294,416
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), ”A“, 5.375%, 11/15/2036	420,000	414,032
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), ”A“, 5.5%, 11/15/2046	835,000	822,074
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), ”A“, 5.5%, 11/15/2052	960,000	936,902
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), ”B-1“, 3.25%, 11/15/2022	1,140,000	1,114,225
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), ”B-2“, 3%, 11/15/2021	25,000	24,707
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	1,325,000	1,390,455
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	1,420,000	1,482,395
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	1,470,000	1,529,800
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), ”A-1“, 4.25%, 7/01/2037	445,000	411,914
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), ”A-1“, 4.5%, 7/01/2042	445,000	411,977

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), ”A-1“, 5%, 7/01/2047	$445,000	$ 442,286
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), ”A-1“, 4.75%, 7/01/2052	665,000	619,620
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2031	230,000	251,227
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 4%, 7/01/2036	1,170,000	1,165,542
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2046	2,330,000	2,480,774
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”A-1“, 5%, 7/01/2051	2,330,000	2,479,213
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”B“, 4%, 7/01/2031	525,000	513,734
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”B“, 4.25%, 7/01/2036	790,000	775,511
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”B“, 5%, 7/01/2046	2,105,000	2,157,372
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), ”B“, 4.75%, 7/01/2051	1,845,000	1,855,480
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2030	310,000	328,634
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2035	310,000	323,807
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2047	770,000	794,240
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), ”A“, 5%, 4/01/2044	3,000,000	3,039,600
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), ”A“, AGM, 5%, 4/01/2046	1,295,000	1,378,178
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), ”A“, 5.5%, 8/15/2035	1,530,000	1,586,809
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), ”A“, 5.75%, 8/15/2045	2,250,000	2,339,347
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2033	140,000	141,190
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2038	355,000	356,030
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), 5%, 6/15/2048	705,000	704,796
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2032	540,000	533,147
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2037	595,000	573,318
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5%, 6/15/2042	715,000	675,217
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), ”A“, 5.25%, 6/15/2048	1,435,000	1,378,705
North Texas Tollway Authority Rev., 6%, 1/01/2043 (Prerefunded 1/01/2021)	1,280,000	1,381,632
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	6,020,000	6,483,299
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), ”A“, 7.5%, 11/15/2034	1,075,000	1,201,065
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), ”A“, 7.75%, 11/15/2044	1,970,000	2,210,025
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), ”A“, 8%, 11/15/2049	1,680,000	1,901,491
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 8/01/2027	4,000,000	4,634,040
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), ”A“, 6.7%, 8/15/2040 (Prerefunded 8/15/2020)	2,955,000	3,183,274
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Foundation, Inc.), ETM, 5.75%, 11/15/2019	175,000	177,968
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029 (Prerefunded 11/15/2019)	520,000	541,445
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,500,000	1,551,180
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	3,345,000	3,418,523
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	4,210,000	4,292,432

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 5.625%, 11/15/2041	$2,750,000	$ 2,291,987
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), ”A“, 5.25%, 11/15/2035	845,000	706,065
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), ”A“, 5.5%, 11/15/2045	3,750,000	3,108,150
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Retirement Services, Inc. Project), ”B“, 5%, 11/15/2040	2,000,000	2,085,960
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Retirement Services, Inc. Project), ”B“, 5%, 11/15/2046	7,180,000	7,463,897
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), ”B-3“, 3.875%, 11/15/2022	1,740,000	1,720,460
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), ”A“, 5%, 11/15/2030	2,000,000	2,074,360
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), ”A“, 5%, 11/15/2035	2,350,000	2,407,340
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), ”A“, 5%, 11/15/2045	2,515,000	2,558,208
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), ”B“, 5%, 11/15/2030	3,855,000	3,998,329
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Northwest Senior Housing Corporation Edgemere Project), ”B“, 5%, 11/15/2036	5,105,000	5,223,385
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8%, 11/15/2028	1,000,000	981,050
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044	14,305,000	13,850,101
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), ”A-1“, 5%, 10/01/2044	660,000	687,727
Texas Department of Housing & Community Affairs Single Family Mortgage Rev., ”A“, 4.75%, 3/01/2049 (u)	3,920,000	4,219,841
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,375,000	1,589,734
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,105,000	1,260,628
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, ”B“, 0%, 8/15/2036	4,605,000	2,127,142
Texas Water Development Board State Water Implementation Rev., ”B“, 4%, 10/15/2043	23,625,000	23,476,871
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	3,165,000	3,453,110
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	3,560,000	3,892,682
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance (Westminster Manor Health), 7%, 11/01/2030	410,000	429,151
		$ 317,215,591
Utah - 0.4%
Salt Lake City, UT, Salt Lake City International Airport Rev., ”A“, 5%, 7/01/2043	$9,190,000	$ 9,966,188
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036	715,000	716,244
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046	1,285,000	1,256,820
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), ”A“, 3.5%, 2/15/2026	490,000	462,947
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 5%, 4/15/2030	745,000	750,267
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 6%, 4/15/2045	2,395,000	2,438,493
Utah County, UT, Charter School Rev. (Renaissance Academy), ”A“, 5.625%, 7/15/2037	2,325,000	2,320,792
		$ 17,911,751
Vermont - 0.3%
Burlington, VT, Airport Rev., ”A“, 5%, 7/01/2022	$3,785,000	$ 3,977,732
Burlington, VT, Airport Rev., ”A“, 4%, 7/01/2028	4,645,000	4,744,914
State of Vermont, Student Assistance Corp. Education Loan Rev., ”A“, 3.625%, 6/15/2029	560,000	536,799
State of Vermont, Student Assistance Corp. Education Loan Rev., ”A“, 3.75%, 6/15/2030	620,000	595,082
State of Vermont, Student Assistance Corp. Education Loan Rev., ”A“, 4%, 6/15/2033	570,000	549,161
State of Vermont, Student Assistance Corp. Education Loan Rev., ”A“, 4%, 6/15/2034	615,000	590,757
State of Vermont, Student Assistance Corp. Education Loan Rev., ”B“, 4.375%, 6/15/2046	755,000	694,245

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - continued
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028)	$2,445,000	$ 2,382,066
		$ 14,070,756
Virginia - 1.0%
Commonwealth of Virginia, Transportation Board Capital Projects Rev., ”A“, 4%, 5/15/2034	$2,245,000	$ 2,327,773
Commonwealth of Virginia, Transportation Board Capital Projects Rev., ”A“, 4%, 5/15/2036	1,795,000	1,837,398
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	4,760,000	5,072,875
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), ”A“, 2%, 10/01/2048	981,912	85,917
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/2046	995,000	999,119
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/2046	2,390,000	2,466,265
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4%, 9/01/2023	335,000	339,643
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028	580,000	598,595
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037	1,105,000	1,144,824
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045	3,880,000	3,802,749
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045	960,000	985,450
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/2045	1,780,000	1,794,080
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), ”A“, 5%, 9/01/2032	1,140,000	1,241,529
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), ”A“, 5%, 9/01/2034	490,000	529,891
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), ”B“, 5.25%, 7/01/2030	2,810,000	2,976,436
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), ”B“, 5.25%, 7/01/2035	2,590,000	2,702,121
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	4,975,000	5,413,198
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	9,705,000	10,348,636
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038)	715,000	725,339
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), ”A“, 6.375%, 3/01/2019 (a)(d)	769,496	15
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), ”B“, 6.25%, 3/01/2019 (a)(d)	6,569,570	131
		$ 45,391,984
Washington - 1.1%
Kalispel Tribe Indians, WA, Priority District Rev., ”A“, 5%, 1/01/2032 (n)	$2,280,000	$ 2,362,969
Kalispel Tribe Indians, WA, Priority District Rev., ”A“, 5.25%, 1/01/2038 (n)	2,500,000	2,586,200
Kalispel Tribe Indians, WA, Priority District Rev., ”B“, 5%, 1/01/2032 (n)	700,000	725,473
Kalispel Tribe Indians, WA, Priority District Rev., ”B“, 5.25%, 1/01/2038 (n)	900,000	931,032
Port Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	4,000,000	4,272,000
Seattle, WA, Municipal Light & Power Improvement Rev., ”C“, 4%, 9/01/2037	7,000,000	7,146,090
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	1,550,000	1,597,740
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	3,665,000	3,782,866
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,215,000	1,306,052
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2036	810,000	867,599
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	875,000	934,553
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034 (Prerefunded 10/01/2019)	2,435,000	2,517,498
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 4%, 7/01/2028	225,000	219,697
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2033	225,000	232,169
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2038	325,000	331,620
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048	450,000	455,333
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (The Hearthstone Project), ”A“, 5%, 7/01/2038	830,000	840,740
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (The Hearthstone Project), ”A“, 5%, 7/01/2048	1,420,000	1,422,059
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (The Hearthstone Project), ”A“, 5%, 7/01/2053	1,375,000	1,370,407
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), ”A“, 5%, 1/01/2036	2,460,000	2,577,367
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), ”A“, 5%, 1/01/2046	4,675,000	4,845,871
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), ”A“, 5%, 1/01/2051	2,970,000	3,068,307
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2036	1,000,000	1,017,770

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041	$2,000,000	$ 2,018,880
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046	2,385,000	2,399,930
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051	3,635,000	3,646,232
		$ 53,476,454
West Virginia - 0.7%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2028	$1,285,000	$ 1,400,213
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	515,000	558,626
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2030	1,005,000	1,086,415
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), ”A“, 4.5%, 6/01/2027	740,000	725,015
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), ”A“, 5.5%, 6/01/2037	1,760,000	1,782,722
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4.75%, 6/01/2031	1,000,000	1,029,130
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), ”A“, 5%, 1/01/2043	6,455,000	6,872,767
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), ”A“, 5%, 9/01/2027	2,100,000	2,237,361
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), ”A“, 5%, 9/01/2028	1,000,000	1,061,100
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	3,450,000	2,835,382
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), ”A“, 4%, 6/01/2051	15,000,000	13,628,700
West Virginia Housing Development Fund, ”A“, FHA, 3.45%, 11/01/2033	610,000	589,150
West Virginia Housing Development Fund, ”A“, FHA, 3.75%, 11/01/2038	585,000	560,325
West Virginia Housing Development Fund, ”A“, FHA, 3.9%, 11/01/2048	360,000	341,676
		$ 34,708,582
Wisconsin - 3.1%
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	$2,530,000	$ 2,622,320
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	2,315,000	2,347,595
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	1,265,000	1,269,352
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	1,265,000	1,265,784
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 6/01/2028	2,675,000	2,514,821
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), ”A“, 6.125%, 6/01/2035 (Prerefunded 6/01/2020)	710,000	753,267
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), ”A“, 6.125%, 6/01/2039 (Prerefunded 6/01/2020)	1,435,000	1,522,449
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2037	1,110,000	1,128,548
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2041	955,000	967,300
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), ”C“, 5%, 2/15/2047	2,035,000	2,152,196
Wisconsin Health & Educational Facilities Authority Rev. (Meriter Hospital), ”A“, 5.5%, 5/01/2031 (Prerefunded 5/01/2021)	1,855,000	2,001,081
Wisconsin Health & Educational Facilities Authority Rev. (Meriter Hospital), ”A“, 6%, 5/01/2041 (Prerefunded 5/01/2021)	1,405,000	1,532,602
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	5,007,529
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), ”A“, 5.125%, 2/01/2038	5,110,000	5,239,794
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	485,000	506,476
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	1,960,000	2,053,080
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2040	445,000	458,728
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2045	595,000	612,041
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), ”A“, 5%, 9/15/2050	2,430,000	2,494,225
Wisconsin Housing & Economic Development Authority, Home Ownership Rev., ”D“, 4%, 3/01/2047 (u)	8,820,000	9,199,877
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	665,000	679,125
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	805,000	816,439
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	1,025,000	1,036,583
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	1,005,000	1,014,618
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	2,815,000	2,832,678
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033	670,000	682,033
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048	3,265,000	3,215,013
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School Of Davidson Project), 3.75%, 10/01/2023	365,000	360,956

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), ”A“, 4%, 9/01/2020	$310,000	$ 315,472
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2025	520,000	554,627
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2030	920,000	949,974
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), ”A“, 5%, 9/01/2038	1,215,000	1,229,617
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	595,000	620,079
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	545,000	566,015
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), ”A“, 6.25%, 8/01/2027	12,340,000	12,887,402
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037	8,145,000	9,015,049
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	4,260,000	4,792,756
Wisconsin Public Finance Authority Rev. (Celanese Corp.), ”B“, 5%, 12/01/2025	3,055,000	3,342,017
Wisconsin Public Finance Authority Rev. (Denver International Airport Great Hall Project), 5%, 9/30/2037	3,030,000	3,250,463
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	2,805,000	2,975,488
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2037	1,995,000	2,077,074
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2042	2,105,000	2,175,139
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2047	3,830,000	3,944,057
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), ”A“, 5.25%, 5/15/2052	6,500,000	6,670,690
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.125%, 11/15/2029	1,905,000	1,968,303
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.5%, 11/15/2034	1,730,000	1,801,051
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 5.75%, 11/15/2044	1,685,000	1,771,592
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), ”A“, 6%, 11/15/2049	3,465,000	3,678,721
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,570,024
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2022	955,000	1,001,260
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5.25%, 7/01/2028	3,815,000	4,051,950
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”B“, 5%, 7/01/2042	17,610,000	18,282,702
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), ”C“, 5%, 7/01/2042	2,870,000	2,975,673
		$ 149,753,705
Total Municipal Bonds		$4,801,140,143
Investment Companies (h) - 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 2.21% (v)	19,054,199	$ 19,052,294

Other Assets, Less Liabilities - (0.5)%		(22,092,591)
Net Assets - 100.0%		$4,798,099,846
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $19,052,294 and $4,801,140,143, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $25,097,158, representing 0.5% of net assets.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.

Portfolio of Investments (unaudited) – continued
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$4,801,140,143	$—	$4,801,140,143
Mutual Funds	19,052,294	—	—	19,052,294
Total	$19,052,294	$4,801,140,143	$—	$4,820,192,437
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	71,284,047	787,880,370	(840,110,218)	19,054,199
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(5,480)	$6,099	$—	$1,292,113	$19,052,294

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: December 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: December 14, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 14, 2018

*	Print name and title of each signing officer under his or her signature.